UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® SAI Long-Term Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
2 - 2.99%	32.0
3 - 3.99%	54.0
4 - 4.99%	13.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$1,621,000	$1,384,119
2.5% 2/15/45	1,749,700	1,582,385
2.5% 2/15/46	1,551,000	1,398,445
2.5% 5/15/46	1,574,000	1,418,445
2.75% 8/15/42	963,500	919,691
2.75% 11/15/42	1,181,100	1,126,751
2.75% 8/15/47	1,625,000	1,538,228
2.75% 11/15/47	1,579,000	1,494,375
2.875% 5/15/43	1,652,200	1,610,250
2.875% 8/15/45	1,733,100	1,685,169
2.875% 11/15/46	1,617,000	1,571,080
3% 5/15/42	530,700	529,746
3% 11/15/44	1,718,800	1,711,482
3% 5/15/45	1,694,800	1,687,849
3% 11/15/45	1,715,000	1,707,698
3% 2/15/47	1,599,000	1,592,192
3% 5/15/47	1,573,000	1,565,319
3% 2/15/48	1,682,000	1,673,524
3% 8/15/48	692,000	688,513
3.125% 11/15/41	596,700	608,564
3.125% 2/15/42	738,100	752,631
3.125% 2/15/43	1,196,600	1,218,288
3.125% 8/15/44	1,689,300	1,720,446
3.125% 5/15/48	1,809,000	1,845,251
3.375% 5/15/44	1,693,800	1,800,192
3.5% 2/15/39	484,200	524,411
3.625% 8/15/43	1,398,600	1,546,163
3.625% 2/15/44	1,703,500	1,885,295
3.75% 8/15/41	708,700	796,236
3.75% 11/15/43	1,705,100	1,923,765
3.875% 8/15/40	675,700	771,776
4.25% 5/15/39	486,100	582,504
4.25% 11/15/40	711,800	856,496
4.375% 11/15/39	542,200	661,336
4.375% 5/15/40	729,700	891,203
4.375% 5/15/41	595,700	730,338
4.5% 8/15/39	508,000	628,868
4.625% 2/15/40	917,900	1,156,733
4.75% 2/15/41	766,900	986,395
		48,772,152
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,072,462)		48,772,152
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $388,999)	388,922	388,999
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $48,461,461)		49,161,151
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(246,643)
NET ASSETS - 100%		$48,914,508

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,243
Total	$4,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$48,772,152	$--	$48,772,152	$--
Money Market Funds	388,999	388,999	--	--
Total Investments in Securities:	$49,161,151	$388,999	$48,772,152	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $48,072,462)	$48,772,152
Fidelity Central Funds (cost $388,999)	388,999
Total Investment in Securities (cost $48,461,461)		$49,161,151
Cash		14,939
Receivable for investments sold		308,005
Receivable for fund shares sold		103,209
Interest receivable		259,016
Distributions receivable from Fidelity Central Funds		365
Prepaid expenses		415
Receivable from investment adviser for expense reductions		9,591
Total assets		49,856,691
Liabilities
Payable for investments purchased	$744,985
Payable for fund shares redeemed	44,496
Distributions payable	115,567
Accrued management fee	1,607
Other affiliated payables	4,054
Other payables and accrued expenses	31,474
Total liabilities		942,183
Net Assets		$48,914,508
Net Assets consist of:
Paid in capital		$78,124,746
Undistributed net investment income		205,448
Accumulated undistributed net realized gain (loss) on investments		(30,115,376)
Net unrealized appreciation (depreciation) on investments		699,690
Net Assets, for 4,989,085 shares outstanding		$48,914,508
Net Asset Value, offering price and redemption price per share ($48,914,508 ÷ 4,989,085 shares)		$9.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$5,082,943
Income from Fidelity Central Funds		4,243
Total income		5,087,186
Expenses
Management fee	$66,877
Transfer agent fees	125,394
Accounting fees and expenses	40,612
Custodian fees and expenses	2,462
Independent trustees' fees and expenses	1,090
Registration fees	41,761
Audit	27,919
Legal	302
Miscellaneous	2,266
Total expenses before reductions	308,683
Expense reductions	(256,037)
Total expenses after reductions		52,646
Net investment income (loss)		5,034,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,832,697)
Total net realized gain (loss)		(23,832,697)
Change in net unrealized appreciation (depreciation) on investment securities		35,246,157
Net gain (loss)		11,413,460
Net increase (decrease) in net assets resulting from operations		$16,448,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,034,540	$18,161,160
Net realized gain (loss)	(23,832,697)	(1,605,750)
Change in net unrealized appreciation (depreciation)	35,246,157	(19,384,514)
Net increase (decrease) in net assets resulting from operations	16,448,000	(2,829,104)
Distributions to shareholders from net investment income	(4,948,525)	(18,052,244)
Share transactions
Proceeds from sales of shares	111,937,312	994,733,351
Reinvestment of distributions	19,056	7,163,349
Cost of shares redeemed	(899,988,565)	(920,281,066)
Net increase (decrease) in net assets resulting from share transactions	(788,032,197)	81,615,634
Total increase (decrease) in net assets	(776,532,722)	60,734,286
Net Assets
Beginning of period	825,447,230	764,712,944
End of period	$48,914,508	$825,447,230
Other Information
Undistributed net investment income end of period	$205,448	$119,433
Shares
Sold	11,603,858	98,917,854
Issued in reinvestment of distributions	1,951	717,067
Redeemed	(92,661,503)	(91,145,326)
Net increase (decrease)	(81,055,694)	8,489,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$9.86	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.150	.278	.271	.107
Net realized and unrealized gain (loss)	.203	(.272)	(.767)	.689
Total from investment operations	.353	.006	(.496)	.796
Distributions from net investment income	(.143)	(.276)	(.268)	(.106)
Distributions from net realized gain	–	–	(.066)	–
Total distributions	(.143)	(.276)	(.334)	(.106)
Net asset value, end of period	$9.80	$9.59	$9.86	$10.69
Total ReturnC,D	3.69%	(.03)%	(4.77)%	8.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%G	.18%	.16%	.20%G
Expenses net of fee waivers, if any	.03%G	.06%	.11%	.15%G
Expenses net of all reductions	.03%G	.06%	.11%	.15%G
Net investment income (loss)	2.98%G	2.77%	2.57%	2.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,915	$825,447	$764,713	$728,409
Portfolio turnover rateH	59%G	128%	25%	18%I

 A For the period October 8, 2015 (commencement of operations) to February 29, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$521,613
Gross unrealized depreciation	(483,932)
Net unrealized appreciation (depreciation)	$37,681
Tax cost	$49,123,470

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,060,443)
Total capital loss carryforward	$(3,060,443)

The Fund elected to defer to its next fiscal year approximately $865,969 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $877 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through April 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $255,964.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.03%	$1,000.00	$1,036.90	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV5-SANN-1018
1.9869415.102

Fidelity® Short-Term Treasury Bond Index Fund
Investor Class and Premium Class

Fidelity® Intermediate Treasury Bond Index Fund
Investor Class and Premium Class

Fidelity® Long-Term Treasury Bond Index Fund
Investor Class and Premium Class

Semi-Annual Report

August 31, 2018

Contents

Notes to shareholders
Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Notes to shareholders:

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Short-Term Treasury Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .03% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Intermediate Treasury Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .03% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Long-Term Treasury Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .03% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
0.01 - 0.99%	0.4
1 - 1.99%	55.3
2 - 2.99%	38.7
3 - 3.99%	4.4
7 - 7.99%	0.2
8 - 8.99%	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	100.6%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Short-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 100.6%
	Principal Amount	Value
U.S. Treasury Obligations - 100.6%
U.S. Treasury Bonds:
7.25% 8/15/22	$1,725,000	$2,014,746
7.875% 2/15/21	804,000	902,521
8% 11/15/21	3,503,000	4,066,901
8.125% 5/15/21	599,000	683,024
8.125% 8/15/21	2,624,000	3,025,492
8.5% 2/15/20	1,062,000	1,150,818
8.75% 5/15/20	313,000	344,985
8.75% 8/15/20	2,043,000	2,278,025
U.S. Treasury Notes:
0.875% 9/15/19	5,667,000	5,574,026
1% 9/30/19	6,826,000	6,718,011
1% 10/15/19	8,790,000	8,643,729
1% 11/15/19	8,498,000	8,345,633
1% 11/30/19	8,029,000	7,879,397
1.125% 12/31/19	7,505,000	7,367,213
1.125% 3/31/20	6,056,000	5,919,977
1.125% 4/30/20	8,108,000	7,914,485
1.125% 2/28/21	11,891,000	11,448,339
1.125% 6/30/21	11,953,000	11,445,931
1.125% 7/31/21	11,753,000	11,237,888
1.125% 8/31/21	12,394,000	11,833,849
1.125% 9/30/21	11,925,000	11,371,140
1.25% 10/31/19	5,260,000	5,184,593
1.25% 1/31/20	11,823,000	11,609,632
1.25% 2/29/20	7,692,000	7,543,869
1.25% 3/31/21	13,183,000	12,717,475
1.25% 10/31/21	11,811,000	11,291,039
1.25% 7/31/23	6,451,000	6,007,998
1.375% 9/30/19	9,059,000	8,951,071
1.375% 12/15/19	8,992,000	8,859,579
1.375% 1/15/20	8,861,000	8,721,162
1.375% 1/31/20	8,355,000	8,219,231
1.375% 2/15/20	8,259,000	8,118,339
1.375% 2/29/20	12,163,000	11,949,197
1.375% 3/31/20	12,665,000	12,427,531
1.375% 4/30/20	12,800,000	12,545,500
1.375% 5/31/20	8,975,000	8,785,684
1.375% 8/31/20	12,521,000	12,215,312
1.375% 9/15/20	8,702,000	8,485,810
1.375% 9/30/20	13,154,000	12,818,470
1.375% 10/31/20	11,413,000	11,107,613
1.375% 1/31/21	12,117,700	11,752,276
1.375% 4/30/21	12,673,000	12,248,752
1.375% 5/31/21	11,691,000	11,285,925
1.375% 6/30/23	6,557,000	6,152,310
1.375% 8/31/23	9,288,000	8,692,625
1.5% 10/31/19	20,612,000	20,368,843
1.5% 11/30/19	12,664,000	12,504,711
1.5% 4/15/20	7,968,000	7,830,116
1.5% 5/15/20	8,145,000	7,994,508
1.5% 5/31/20	12,412,000	12,176,366
1.5% 6/15/20	8,857,000	8,685,050
1.5% 7/15/20	8,596,000	8,420,051
1.5% 8/15/20	8,743,000	8,555,845
1.5% 1/31/22	10,339,000	9,929,075
1.5% 2/28/23	10,218,000	9,682,353
1.5% 3/31/23	9,950,000	9,419,074
1.625% 12/31/19	12,571,000	12,418,282
1.625% 3/15/20	8,771,000	8,644,574
1.625% 6/30/20	12,278,000	12,059,298
1.625% 7/31/20	12,656,000	12,419,194
1.625% 10/15/20	9,331,000	9,134,539
1.625% 11/30/20	10,195,000	9,966,011
1.625% 8/15/22	8,171,000	7,832,670
1.625% 8/31/22	11,124,000	10,657,313
1.625% 11/15/22	11,261,000	10,763,053
1.625% 4/30/23	8,893,000	8,458,772
1.625% 5/31/23	11,847,000	11,258,352
1.75% 9/30/19	9,842,000	9,763,572
1.75% 11/30/19	9,796,000	9,702,632
1.75% 10/31/20	10,401,000	10,204,762
1.75% 11/15/20	8,590,000	8,422,898
1.75% 12/31/20	12,478,800	12,222,887
1.75% 11/30/21	12,863,000	12,478,617
1.75% 2/28/22	9,953,000	9,631,860
1.75% 3/31/22	9,549,000	9,231,943
1.75% 4/30/22	10,280,000	9,930,641
1.75% 5/15/22	9,373,000	9,050,803
1.75% 5/31/22	9,628,000	9,291,396
1.75% 6/30/22	11,930,000	11,504,062
1.75% 9/30/22	11,033,000	10,612,798
1.75% 1/31/23	10,387,000	9,960,565
1.75% 5/15/23	15,062,000	14,402,449
1.875% 12/31/19	7,052,000	6,988,918
1.875% 6/30/20	5,671,000	5,596,568
1.875% 12/15/20	7,334,000	7,206,228
1.875% 11/30/21	9,875,000	9,618,096
1.875% 1/31/22	11,709,000	11,386,088
1.875% 2/28/22	9,369,000	9,104,765
1.875% 3/31/22	9,691,000	9,409,355
1.875% 4/30/22	12,031,000	11,673,360
1.875% 5/31/22	9,884,000	9,583,619
1.875% 7/31/22	11,942,000	11,560,882
1.875% 8/31/22	10,725,000	10,375,600
1.875% 9/30/22	12,723,000	12,299,563
1.875% 10/31/22	10,969,000	10,595,797
2% 1/31/20	9,482,000	9,408,663
2% 7/31/20	9,051,000	8,946,348
2% 9/30/20	7,154,000	7,061,222
2% 11/30/20	8,253,000	8,133,718
2% 1/15/21	8,625,000	8,492,593
2% 2/28/21	10,140,000	9,974,433
2% 5/31/21	9,495,000	9,322,532
2% 8/31/21	10,283,000	10,076,135
2% 10/31/21	10,347,000	10,124,297
2% 11/15/21	14,721,000	14,400,128
2% 12/31/21	14,802,000	14,463,751
2% 2/15/22	7,993,000	7,802,854
2% 7/31/22	10,059,000	9,785,128
2% 10/31/22	12,851,000	12,476,514
2% 11/30/22	22,760,000	22,084,313
2% 2/15/23	18,148,000	17,584,419
2.125% 8/31/20	9,215,000	9,124,290
2.125% 1/31/21	8,359,000	8,252,227
2.125% 6/30/21	9,518,000	9,371,140
2.125% 8/15/21	13,989,000	13,760,039
2.125% 9/30/21	10,087,000	9,914,024
2.125% 12/31/21	10,428,000	10,231,253
2.125% 6/30/22	6,897,000	6,744,781
2.125% 12/31/22	23,161,000	22,573,826
2.25% 2/29/20	9,370,000	9,325,346
2.25% 3/31/20	11,250,000	11,189,356
2.25% 2/15/21	10,235,000	10,130,651
2.25% 3/31/21	9,164,000	9,065,559
2.25% 4/30/21	10,147,000	10,033,639
2.25% 7/31/21	9,674,000	9,553,075
2.375% 4/30/20	9,973,000	9,934,822
2.375% 12/31/20	8,628,000	8,571,716
2.375% 3/15/21	9,239,000	9,169,708
2.375% 4/15/21	9,213,000	9,140,664
2.375% 1/31/23	12,300,000	12,111,176
2.5% 5/31/20	10,899,000	10,876,010
2.5% 6/30/20	9,727,000	9,704,202
2.5% 3/31/23	11,931,000	11,804,233
2.5% 8/15/23	12,126,000	11,985,319
2.625% 7/31/20	14,655,000	14,651,565
2.625% 8/15/20	12,028,000	12,026,121
2.625% 8/31/20	9,365,000	9,371,949
2.625% 11/15/20	16,788,000	16,770,294
2.625% 5/15/21	9,895,000	9,877,220
2.625% 6/15/21	11,393,000	11,372,083
2.625% 7/15/21	8,812,000	8,794,101
2.625% 2/28/23	14,105,000	14,036,128
2.625% 6/30/23	14,270,000	14,189,174
2.75% 8/15/21	9,608,000	9,620,761
2.75% 4/30/23	12,451,000	12,450,514
2.75% 5/31/23	13,947,000	13,949,724
2.75% 7/31/23	15,559,000	15,558,392
2.75% 8/31/23	15,912,000	15,923,807
3.125% 5/15/21	11,041,000	11,163,917
3.375% 11/15/19	12,642,000	12,766,445
3.5% 5/15/20	10,790,000	10,945,528
3.625% 2/15/20	15,881,000	16,112,391
3.625% 2/15/21	16,459,000	16,822,898
		1,547,953,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,578,507,872)		1,547,953,013
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $4,976,643)	4,975,648	4,976,643
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,583,484,515)		1,552,929,656
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,036,436)
NET ASSETS - 100%		$1,538,893,220

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,505
Total	$11,505

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,547,953,013	$--	$1,547,953,013	$--
Money Market Funds	4,976,643	4,976,643	--	--
Total Investments in Securities:	$1,552,929,656	$4,976,643	$1,547,953,013	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,578,507,872)	$1,547,953,013
Fidelity Central Funds (cost $4,976,643)	4,976,643
Total Investment in Securities (cost $1,583,484,515)		$1,552,929,656
Receivable for investments sold		49,507,836
Receivable for fund shares sold		2,736,354
Interest receivable		6,225,017
Distributions receivable from Fidelity Central Funds		3,315
Total assets		1,611,402,178
Liabilities
Payable for investments purchased	$55,606,969
Payable for fund shares redeemed	16,544,218
Distributions payable	319,224
Accrued management fee	38,547
Total liabilities		72,508,958
Net Assets		$1,538,893,220
Net Assets consist of:
Paid in capital		$1,575,131,213
Undistributed net investment income		2,366,635
Accumulated undistributed net realized gain (loss) on investments		(8,049,769)
Net unrealized appreciation (depreciation) on investments		(30,554,859)
Net Assets		$1,538,893,220
Investor Class:
Net Asset Value, offering price and redemption price per share ($172,517,292 ÷ 16,892,517 shares)		$10.21
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,268,565,017 ÷ 124,217,251 shares)		$10.21
Institutional Class:
Net Asset Value, offering price and redemption price per share ($95,032,213 ÷ 9,302,728 shares)		$10.22
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,778,698 ÷ 272,001 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$13,463,203
Income from Fidelity Central Funds		11,505
Total income		13,474,708
Expenses
Management fee	$231,483
Transfer agent fees	253,861
Independent trustees' fees and expenses	3,293
Commitment fees	2,135
Total expenses before reductions	490,772
Expense reductions	(7)
Total expenses after reductions		490,765
Net investment income (loss)		12,983,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,044,411)
Fidelity Central Funds	(6)
Total net realized gain (loss)		(4,044,417)
Change in net unrealized appreciation (depreciation) on investment securities		2,237,132
Net gain (loss)		(1,807,285)
Net increase (decrease) in net assets resulting from operations		$11,176,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,983,943	$20,297,233
Net realized gain (loss)	(4,044,417)	(3,141,212)
Change in net unrealized appreciation (depreciation)	2,237,132	(24,593,919)
Net increase (decrease) in net assets resulting from operations	11,176,658	(7,437,898)
Distributions to shareholders from net investment income	(12,042,113)	(19,383,387)
Share transactions - net increase (decrease)	1,471,749	160,444,085
Total increase (decrease) in net assets	606,294	133,622,800
Net Assets
Beginning of period	1,538,286,926	1,404,664,126
End of period	$1,538,893,220	$1,538,286,926
Other Information
Undistributed net investment income end of period	$2,366,635	$1,424,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.39	$10.52	$10.46	$10.48	$10.59
Income from Investment Operations
Net investment income (loss)B	.082	.130	.105	.094	.084	.081
Net realized and unrealized gain (loss)	(.016)	(.176)	(.131)	.071	.004	(.071)
Total from investment operations	.066	(.046)	(.026)	.165	.088	.010
Distributions from net investment income	(.076)	(.124)	(.099)	(.087)	(.076)	(.082)
Distributions from net realized gain	–	–	(.005)	(.018)	(.032)	(.038)
Total distributions	(.076)	(.124)	(.104)	(.105)	(.108)	(.120)
Net asset value, end of period	$10.21	$10.22	$10.39	$10.52	$10.46	$10.48
Total ReturnC,D	.65%	(.46)%	(.25)%	1.59%	.85%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.14%G	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.14%G	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	1.59%G	1.25%	1.00%	.89%	.80%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$172,517	$163,755	$148,221	$52,373	$32,619	$28,114
Portfolio turnover rateH	41%G	41%	51%	41%	40%	47%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.39	$10.52	$10.46	$10.48	$10.59
Income from Investment Operations
Net investment income (loss)B	.086	.140	.115	.104	.094	.091
Net realized and unrealized gain (loss)	(.016)	(.176)	(.131)	.072	.005	(.071)
Total from investment operations	.070	(.036)	(.016)	.176	.099	.020
Distributions from net investment income	(.080)	(.134)	(.109)	(.098)	(.087)	(.092)
Distributions from net realized gain	–	–	(.005)	(.018)	(.032)	(.038)
Total distributions	(.080)	(.134)	(.114)	(.116)	(.119)	(.130)
Net asset value, end of period	$10.21	$10.22	$10.39	$10.52	$10.46	$10.48
Total ReturnC,D	.69%	(.36)%	(.15)%	1.69%	.95%	.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.68%G	1.35%	1.10%	.99%	.90%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,268,565	$1,304,971	$1,256,444	$1,144,962	$806,810	$734,225
Portfolio turnover rateH	41%G	41%	51%	41%	40%	47%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Treasury Bond Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)B	.087	.062
Net realized and unrealized gain (loss)	(.006)	(.184)
Total from investment operations	.081	(.122)
Distributions from net investment income	(.081)	(.058)
Distributions from net realized gain	–	–
Total distributions	(.081)	(.058)
Net asset value, end of period	$10.22	$10.22
Total ReturnC,D	.79%	(1.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	.04%G	.04%G
Expenses net of all reductions	.04%G	.04%G
Net investment income (loss)	1.69%G	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$95,032	$69,078
Portfolio turnover rateH	41%G	41%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Treasury Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)B	.082	.061
Net realized and unrealized gain (loss)	(.001)	(.182)
Total from investment operations	.081	(.121)
Distributions from net investment income	(.081)	(.059)
Distributions from net realized gain	–	–
Total distributions	(.081)	(.059)
Net asset value, end of period	$10.22	$10.22
Total ReturnC,D	.80%	(1.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	1.70%G	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,779	$483
Portfolio turnover rateH	41%G	41%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
1 - 1.99%	13.0
2 - 2.99%	83.8
5 - 5.99%	0.2
6 - 6.99%	2.0
7 - 7.99%	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Intermediate Treasury Bond Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
5.5% 8/15/28	$3,619,000	$4,436,951
6% 2/15/26	6,687,000	8,118,175
6.125% 11/15/27	7,302,000	9,219,345
6.375% 8/15/27	3,487,000	4,454,098
6.5% 11/15/26	3,128,000	3,965,473
6.625% 2/15/27	4,397,000	5,647,053
6.75% 8/15/26	3,837,000	4,906,414
6.875% 8/15/25	3,922,000	4,925,480
7.5% 11/15/24	4,694,000	5,947,628
7.625% 2/15/25	3,128,000	4,014,104
U.S. Treasury Notes:
1.375% 9/30/23	30,824,000	28,810,808
1.5% 8/15/26	69,663,000	63,055,900
1.625% 10/31/23	27,122,000	25,645,122
1.625% 2/15/26	62,911,000	57,836,343
1.625% 5/15/26	66,564,000	61,025,668
1.875% 8/31/24	27,181,000	25,812,394
2% 4/30/24	28,814,000	27,636,678
2% 5/31/24	32,923,000	31,555,924
2% 6/30/24	32,427,000	31,062,786
2% 2/15/25	71,168,000	67,765,280
2% 8/15/25	71,421,000	67,716,036
2% 11/15/26	66,096,000	62,024,383
2.125% 11/30/23	30,305,000	29,363,888
2.125% 2/29/24	27,797,000	26,879,482
2.125% 3/31/24	27,155,000	26,239,579
2.125% 7/31/24	31,120,000	29,994,331
2.125% 9/30/24	29,498,000	28,396,434
2.125% 11/30/24	29,089,000	27,972,028
2.125% 5/15/25	68,531,000	65,647,880
2.25% 12/31/23	27,220,000	26,522,488
2.25% 1/31/24	33,612,000	32,732,311
2.25% 10/31/24	27,273,000	26,432,438
2.25% 11/15/24	71,401,000	69,164,141
2.25% 12/31/24	31,571,000	30,567,141
2.25% 11/15/25	68,933,200	66,356,283
2.25% 2/15/27	70,194,000	67,043,496
2.25% 8/15/27	68,759,000	65,449,973
2.25% 11/15/27	67,321,000	63,991,767
2.375% 8/15/24	68,932,000	67,343,332
2.375% 5/15/27	64,386,000	62,044,462
2.5% 5/15/24	64,645,000	63,682,901
2.5% 1/31/25	27,209,000	26,726,465
2.625% 3/31/25	30,864,000	30,524,014
2.75% 11/15/23	62,372,000	62,345,199
2.75% 2/15/24	50,200,000	50,141,172
2.75% 2/28/25	30,786,000	30,695,807
2.75% 6/30/25	28,611,000	28,494,768
2.75% 8/31/25	36,683,000	36,710,219
2.75% 2/15/28	71,516,000	70,809,221
2.875% 4/30/25	28,363,000	28,472,685
2.875% 5/31/25	34,410,000	34,533,661
2.875% 7/31/25	32,382,000	32,500,903
2.875% 5/15/28	71,041,000	71,052,097
2.875% 8/15/28	30,791,000	30,818,664
		2,015,231,273
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,059,716,808)		2,015,231,273
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $9,541,378)	9,539,470	9,541,378
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,069,258,186)		2,024,772,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		(631,069)
NET ASSETS - 100%		$2,024,141,582

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,173
Total	$25,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,015,231,273	$--	$2,015,231,273	$--
Money Market Funds	9,541,378	9,541,378	--	--
Total Investments in Securities:	$2,024,772,651	$9,541,378	$2,015,231,273	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,059,716,808)	$2,015,231,273
Fidelity Central Funds (cost $9,541,378)	9,541,378
Total Investment in Securities (cost $2,069,258,186)		$2,024,772,651
Receivable for investments sold		84,747,482
Receivable for fund shares sold		1,428,970
Interest receivable		8,881,449
Distributions receivable from Fidelity Central Funds		9,229
Total assets		2,119,839,781
Liabilities
Payable for investments purchased	$92,826,745
Payable for fund shares redeemed	2,405,382
Distributions payable	415,185
Accrued management fee	50,887
Total liabilities		95,698,199
Net Assets		$2,024,141,582
Net Assets consist of:
Paid in capital		$2,091,874,388
Undistributed net investment income		5,049,722
Accumulated undistributed net realized gain (loss) on investments		(28,296,993)
Net unrealized appreciation (depreciation) on investments		(44,485,535)
Net Assets		$2,024,141,582
Investor Class:
Net Asset Value, offering price and redemption price per share ($26,167,961 ÷ 2,518,145 shares)		$10.39
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,389,279,713 ÷ 133,689,775 shares)		$10.39
Institutional Class:
Net Asset Value, offering price and redemption price per share ($281,148,247 ÷ 27,044,774 shares)		$10.40
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($327,545,661 ÷ 31,507,691 shares)		$10.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$25,457,481
Income from Fidelity Central Funds		25,173
Total income		25,482,654
Expenses
Management fee	$310,265
Transfer agent fees	213,609
Independent trustees' fees and expenses	4,242
Commitment fees	2,657
Total expenses before reductions	530,773
Expense reductions	(4)
Total expenses after reductions		530,769
Net investment income (loss)		24,951,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,882,250)
Fidelity Central Funds	(74)
Total net realized gain (loss)		(16,882,324)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,873,809
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		19,873,808
Net gain (loss)		2,991,484
Net increase (decrease) in net assets resulting from operations		$27,943,369

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,951,885	$32,220,488
Net realized gain (loss)	(16,882,324)	(8,508,996)
Change in net unrealized appreciation (depreciation)	19,873,808	(47,260,547)
Net increase (decrease) in net assets resulting from operations	27,943,369	(23,549,055)
Distributions to shareholders from net investment income	(22,664,000)	(30,612,509)
Share transactions - net increase (decrease)	328,115,163	242,085,424
Total increase (decrease) in net assets	333,394,532	187,923,860
Net Assets
Beginning of period	1,690,747,050	1,502,823,190
End of period	$2,024,141,582	$1,690,747,050
Other Information
Undistributed net investment income end of period	$5,049,722	$2,761,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.70	$11.26	$11.09	$10.80	$11.34
Income from Investment Operations
Net investment income (loss)B	.121	.205	.196	.212	.227	.206
Net realized and unrealized gain (loss)	.008	(.341)	(.427)	.250	.305	(.461)
Total from investment operations	.129	(.136)	(.231)	.462	.532	(.255)
Distributions from net investment income	(.109)	(.194)	(.193)	(.208)	(.213)	(.201)
Distributions from net realized gain	–	–	(.136)	(.084)	(.029)	(.084)
Total distributions	(.109)	(.194)	(.329)	(.292)	(.242)	(.285)
Net asset value, end of period	$10.39	$10.37	$10.70	$11.26	$11.09	$10.80
Total ReturnC,D	1.25%	(1.31)%	(2.09)%	4.25%	4.98%	(2.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.15%G	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.15%G	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	2.30%G	1.91%	1.76%	1.93%	2.08%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$26,168	$50,426	$52,544	$145,403	$148,250	$106,544
Portfolio turnover rateH	58%G	43%	52%	48%	53%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.70	$11.26	$11.09	$10.80	$11.34
Income from Investment Operations
Net investment income (loss)B	.125	.216	.205	.223	.238	.217
Net realized and unrealized gain (loss)	.008	(.341)	(.425)	.250	.305	(.461)
Total from investment operations	.133	(.125)	(.220)	.473	.543	(.244)
Distributions from net investment income	(.113)	(.205)	(.204)	(.219)	(.224)	(.212)
Distributions from net realized gain	–	–	(.136)	(.084)	(.029)	(.084)
Total distributions	(.113)	(.205)	(.340)	(.303)	(.253)	(.296)
Net asset value, end of period	$10.39	$10.37	$10.70	$11.26	$11.09	$10.80
Total ReturnC,D	1.29%	(1.21)%	(1.99)%	4.35%	5.09%	(2.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.39%G	2.01%	1.86%	2.03%	2.18%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,389,280	$1,413,809	$1,450,279	$1,352,270	$1,046,182	$932,430
Portfolio turnover rateH	58%G	43%	52%	48%	53%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Treasury Bond Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)B	.124	.090
Net realized and unrealized gain (loss)	.020	(.405)
Total from investment operations	.144	(.315)
Distributions from net investment income	(.114)	(.085)
Distributions from net realized gain	–	–
Total distributions	(.114)	(.085)
Net asset value, end of period	$10.40	$10.37
Total ReturnC,D	1.40%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	.04%G	.04%G
Expenses net of all reductions	.04%G	.04%G
Net investment income (loss)	2.41%G	2.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$281,148	$128,514
Portfolio turnover rateH	58%G	43%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)B	.126	.091
Net realized and unrealized gain (loss)	.019	(.405)
Total from investment operations	.145	(.314)
Distributions from net investment income	(.115)	(.086)
Distributions from net realized gain	–	–
Total distributions	(.115)	(.086)
Net asset value, end of period	$10.40	$10.37
Total ReturnC,D	1.40%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	2.41%G	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$327,546	$97,998
Portfolio turnover rateH	58%G	43%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
2 - 2.99%	29.4
3 - 3.99%	50.0
4 - 4.99%	15.1
5 - 5.99%	3.5
6 - 6.99%	1.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Fidelity® Long-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$54,203,000	$46,282,163
2.5% 2/15/45	66,744,000	60,361,605
2.5% 2/15/46	54,983,000	49,574,906
2.5% 5/15/46	60,049,000	54,114,470
2.75% 8/15/42	38,918,000	37,148,447
2.75% 11/15/42	47,705,000	45,509,825
2.75% 8/15/47	61,814,000	58,513,229
2.75% 11/15/47	61,680,000	58,374,338
2.875% 5/15/43	60,229,000	58,699,748
2.875% 8/15/45	65,610,500	63,795,960
2.875% 11/15/46	64,938,000	63,093,862
3% 5/15/42	29,914,000	29,860,248
3% 11/15/44	66,255,000	65,972,899
3% 5/15/45	67,836,000	67,557,767
3% 11/15/45	62,512,000	62,245,836
3% 2/15/47	58,335,000	58,086,621
3% 5/15/47	61,629,000	61,328,077
3% 2/15/48	62,274,000	61,960,198
3% 8/15/48	28,057,000	27,915,619
3.125% 11/15/41	17,196,000	17,537,905
3.125% 2/15/42	23,159,000	23,614,943
3.125% 2/15/43	47,555,000	48,416,934
3.125% 8/15/44	62,775,300	63,932,720
3.125% 5/15/48	71,969,000	73,411,191
3.375% 5/15/44	63,566,300	67,559,058
3.5% 2/15/39	23,584,000	25,542,578
3.625% 8/15/43	50,378,000	55,693,272
3.625% 2/15/44	64,423,000	71,298,142
3.75% 8/15/41	28,992,000	32,572,965
3.75% 11/15/43	67,777,000	76,468,868
3.875% 8/15/40	18,510,000	21,141,891
4.25% 5/15/39	13,268,000	15,899,314
4.25% 11/15/40	23,559,000	28,348,103
4.375% 2/15/38	12,671,000	15,357,153
4.375% 11/15/39	24,233,000	29,557,634
4.375% 5/15/40	33,080,000	40,401,534
4.375% 5/15/41	24,645,000	30,215,155
4.5% 2/15/36	19,337,000	23,532,978
4.5% 5/15/38	10,638,000	13,105,933
4.5% 8/15/39	14,635,000	18,117,101
4.625% 2/15/40	34,274,000	43,191,934
4.75% 2/15/37	5,857,000	7,382,108
4.75% 2/15/41	31,000,000	39,872,539
5% 5/15/37	13,971,000	18,136,650
5.25% 11/15/28	11,226,000	13,568,551
5.25% 2/15/29	9,140,000	11,088,677
5.375% 2/15/31	22,101,000	27,804,094
6.125% 8/15/29	10,311,900	13,438,097
6.25% 5/15/30	9,552,000	12,723,936
		2,009,327,776
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,989,932,244)		2,009,327,776
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $14,955,216)	14,952,225	14,955,216
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,004,887,460)		2,024,282,992
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,972,007)
NET ASSETS - 100%		$2,016,310,985

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,581
Total	$30,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,009,327,776	$--	$2,009,327,776	$--
Money Market Funds	14,955,216	14,955,216	--	--
Total Investments in Securities:	$2,024,282,992	$14,955,216	$2,009,327,776	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,989,932,244)	$2,009,327,776
Fidelity Central Funds (cost $14,955,216)	14,955,216
Total Investment in Securities (cost $2,004,887,460)		$2,024,282,992
Receivable for investments sold		15,672,833
Receivable for fund shares sold		25,311,746
Interest receivable		10,698,382
Distributions receivable from Fidelity Central Funds		14,477
Total assets		2,075,980,430
Liabilities
Payable for investments purchased	$49,994,190
Payable for fund shares redeemed	9,205,147
Distributions payable	420,008
Accrued management fee	50,100
Total liabilities		59,669,445
Net Assets		$2,016,310,985
Net Assets consist of:
Paid in capital		$2,087,048,085
Undistributed net investment income		1,377,048
Accumulated undistributed net realized gain (loss) on investments		(91,509,680)
Net unrealized appreciation (depreciation) on investments		19,395,532
Net Assets		$2,016,310,985
Investor Class:
Net Asset Value, offering price and redemption price per share ($39,412,417 ÷ 3,123,588 shares)		$12.62
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,122,446,908 ÷ 88,934,422 shares)		$12.62
Institutional Class:
Net Asset Value, offering price and redemption price per share ($564,148,647 ÷ 44,700,526 shares)		$12.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($290,303,013 ÷ 22,999,786 shares)		$12.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$28,017,542
Income from Fidelity Central Funds		30,581
Total income		28,048,123
Expenses
Management fee	$273,618
Transfer agent fees	173,572
Independent trustees' fees and expenses	3,693
Commitment fees	2,284
Total expenses before reductions	453,167
Expense reductions	(5)
Total expenses after reductions		453,162
Net investment income (loss)		27,594,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,561,975)
Fidelity Central Funds	1
Total net realized gain (loss)		(7,561,974)
Change in net unrealized appreciation (depreciation) on investment securities		39,235,122
Net gain (loss)		31,673,148
Net increase (decrease) in net assets resulting from operations		$59,268,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,594,961	$35,377,750
Net realized gain (loss)	(7,561,974)	(3,244,564)
Change in net unrealized appreciation (depreciation)	39,235,122	(49,340,413)
Net increase (decrease) in net assets resulting from operations	59,268,109	(17,207,227)
Distributions to shareholders from net investment income	(27,173,007)	(34,963,027)
Share transactions - net increase (decrease)	281,482,246	685,056,903
Total increase (decrease) in net assets	313,577,348	632,886,649
Net Assets
Beginning of period	1,702,733,637	1,069,846,988
End of period	$2,016,310,985	$1,702,733,637
Other Information
Undistributed net investment income end of period	$1,377,048	$955,094

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Long-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.80	$13.77	$13.62	$11.66	$12.69
Income from Investment Operations
Net investment income (loss)B	.184	.359	.351	.344	.385	.399
Net realized and unrealized gain (loss)	.197	(.384)	(.976)	.149	1.953	(1.044)
Total from investment operations	.381	(.025)	(.625)	.493	2.338	(.645)
Distributions from net investment income	(.181)	(.355)	(.345)	(.343)	(.378)	(.385)
Total distributions	(.181)	(.355)	(.345)	(.343)	(.378)	(.385)
Net asset value, end of period	$12.62	$12.42	$12.80	$13.77	$13.62	$11.66
Total ReturnC,D	3.08%	(.28)%	(4.66)%	3.78%	20.37%	(5.06)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.17%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.14%G	.17%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.14%G	.17%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.91%G	2.77%	2.54%	2.63%	2.91%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$39,412	$45,588	$41,695	$459,362	$321,709	$13,954
Portfolio turnover rateH	27%G	24%	40%	71%	35%	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Long-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.80	$13.77	$13.62	$11.66	$12.69
Income from Investment Operations
Net investment income (loss)B	.189	.373	.362	.356	.383	.402
Net realized and unrealized gain (loss)	.197	(.385)	(.974)	.150	1.968	(1.035)
Total from investment operations	.386	(.012)	(.612)	.506	2.351	(.633)
Distributions from net investment income	(.186)	(.368)	(.358)	(.356)	(.391)	(.397)
Total distributions	(.186)	(.368)	(.358)	(.356)	(.391)	(.397)
Net asset value, end of period	$12.62	$12.42	$12.80	$13.77	$13.62	$11.66
Total ReturnC,D	3.12%	(.18)%	(4.57)%	3.89%	20.48%	(4.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.07%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.05%G	.07%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.05%G	.07%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.99%G	2.87%	2.65%	2.73%	3.01%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,122,447	$996,655	$1,028,152	$871,326	$1,064,090	$300,319
Portfolio turnover rateH	27%G	24%	40%	71%	35%	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Long-Term Treasury Bond Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)B	.189	.152
Net realized and unrealized gain (loss)	.199	(.643)
Total from investment operations	.388	(.491)
Distributions from net investment income	(.188)	(.149)
Total distributions	(.188)	(.149)
Net asset value, end of period	$12.62	$12.42
Total ReturnC,D	3.13%	(3.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	.04%G	.04%G
Expenses net of all reductions	.04%G	.04%G
Net investment income (loss)	3.01%G	2.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$564,149	$345,821
Portfolio turnover rateH	27%G	24%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Long-Term Treasury Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)B	.191	.136
Net realized and unrealized gain (loss)	.197	(.627)
Total from investment operations	.388	(.491)
Distributions from net investment income	(.188)	(.149)
Total distributions	(.188)	(.149)
Net asset value, end of period	$12.62	$12.42
Total ReturnC,D	3.14%	(3.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	3.02%G	3.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$290,303	$314,669
Portfolio turnover rateH	27%G	24%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$1,582,499,591	$460,434	$(30,030,369)	$(29,569,935)
Fidelity Intermediate Treasury Bond Index Fund	2,070,550,967	2,297,761	(48,076,077)	(45,778,316)
Fidelity Long-Term Treasury Bond Index Fund	2,011,981,548	45,940,145	(33,638,701)	12,301,444

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Short-Term Treasury Bond Index Fund	$(2,032,798)	$(1,258,696)	$(3,291,494)	$(3,291,494)
Fidelity Intermediate Treasury Bond Index Fund	(2,324,266)	(4,441,400)	(6,765,666)	(6,765,666)
Fidelity Long-Term Treasury Bond Index Fund	(76,530,718)	(928,997)	(77,459,715)	(77,459,715)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .03% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class of each Fund, with certain exceptions.

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .16%, .06%, .04% and .03% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class of each Fund, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035%, and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class, and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class for each fund pays no transfer agent fees. Prior to August 1, 2018, the Investor Class, Premium Class, and Institutional Class for each fund paid a portion of the transfer agent fees at an annual rate of .13%, .03%, .01% of class-level average net assets, respectively. The Institutional Premium Class for each Fund did not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	$90,033.11
Premium Class	159,693.02
Institutional Class	4,135.01
	$253,861
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	$26,412.11
Premium Class	176,998.02
Institutional Class	10,199.01
	$213,609
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	$24,287.11
Premium Class	133,710.02
Institutional Class	15,575.01
	$173,572

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Short-Term Treasury Bond Index Fund	$2,135
Fidelity Intermediate Treasury Bond Index Fund	2,657
Fidelity Long-Term Treasury Bond Index Fund	2,284

During the period, the Funds did not borrow on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Fidelity Long-Term Treasury Bond Index Fund	$ 17,308

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Short-Term Treasury Bond Index Fund	$7
Fidelity Intermediate Treasury Bond Index Fund	4
Fidelity Long-Term Treasury Bond Index Fund	5

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018(a)
Fidelity Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$1,240,665	$1,880,261
Premium Class	10,010,258	17,239,316
Institutional Class	786,840	262,063
Institutional Premium Class	4,350	1,747
Total	$12,042,113	$19,383,387
Fidelity Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$478,417	$889,333
Premium Class	15,432,144	28,530,416
Institutional Class	2,752,382	513,240
Institutional Premium Class	4,001,057	679,520
Total	$22,664,000	$30,612,509
Fidelity Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$646,244	$1,164,416
Premium Class	16,059,568	30,084,061
Institutional Class	6,006,328	3,274,411
Institutional Premium Class	4,460,867	440,139
Total	$27,173,007	$34,963,027

 (a) Distributions for Institutional Class and Institutional Premium Class are for the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018(a)	Six months ended August 31, 2018	Year ended February 28, 2018(a)
Fidelity Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,982,630	5,170,231	$20,235,089	$53,604,472
Reinvestment of distributions	106,580	158,693	1,087,967	1,643,965
Shares redeemed	(1,222,432)	(3,563,803)	(12,467,880)	(36,943,123)
Net increase (decrease)	866,778	1,765,121	$8,855,176	$18,305,314
Premium Class
Shares sold	23,028,886	61,708,133	$234,919,233	$640,022,832
Reinvestment of distributions	846,704	1,409,092	8,643,320	14,598,467
Shares redeemed	(27,370,894)	(56,291,631)	(279,331,141)	(582,815,661)
Net increase (decrease)	(3,495,304)	6,825,594	$(35,768,588)	$71,805,638
Institutional Class
Shares sold	6,082,012	9,131,603	$62,172,867	$94,261,659
Reinvestment of distributions	51,151	7,993	522,227	81,879
Shares redeemed	(3,588,800)	(2,381,231)	(36,605,088)	(24,498,785)
Net increase (decrease)	2,544,363	6,758,365	$26,090,006	$69,844,753
Institutional Premium Class
Shares sold	235,773	47,064	$2,407,175	$486,633
Reinvestment of distributions	409	170	4,180	1,747
Shares redeemed	(11,415)	–	(116,200)	–
Net increase (decrease)	224,767	47,234	$2,295,155	$488,380
Fidelity Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	807,678	3,750,437	$8,366,003	$40,035,591
Reinvestment of distributions	40,179	80,657	416,664	863,126
Shares redeemed	(3,194,369)	(3,878,705)	(33,040,299)	(41,503,973)
Net increase (decrease)	(2,346,512)	(47,611)	$(24,257,632)	$(605,256)
Premium Class
Shares sold	13,483,485	57,411,353	$139,798,808	$614,113,376
Reinvestment of distributions	1,397,973	2,445,561	14,499,131	26,168,049
Shares redeemed	(17,585,396)	(59,047,512)	(182,144,337)	(629,886,957)
Net increase (decrease)	(2,703,938)	809,402	$(27,846,398)	$10,394,468
Institutional Class
Shares sold	19,132,329	14,326,442	$198,303,666	$151,533,402
Reinvestment of distributions	222,266	17,000	2,305,251	176,889
Shares redeemed	(4,703,299)	(1,949,964)	(48,703,710)	(20,380,089)
Net increase (decrease)	14,651,296	12,393,478	$151,905,207	$131,330,202
Institutional Premium Class
Shares sold	32,847,470	9,986,242	$340,297,852	$106,642,973
Reinvestment of distributions	279,030	164	2,894,335	1,735
Shares redeemed	(11,069,384)	(535,831)	(114,878,201)	(5,678,698)
Net increase (decrease)	22,057,116	9,450,575	$228,313,986	$100,966,010
Fidelity Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	862,413	3,375,901	$10,782,945	$43,929,517
Reinvestment of distributions	45,598	81,541	574,719	1,058,185
Shares redeemed	(1,455,195)	(3,043,889)	(18,250,332)	(39,565,017)
Net increase (decrease)	(547,184)	413,553	$(6,892,668)	$5,422,685
Premium Class
Shares sold	23,165,592	45,483,996	$288,329,022	$591,712,312
Reinvestment of distributions	1,101,992	1,922,712	13,895,420	24,973,682
Shares redeemed	(15,564,879)	(47,473,757)	(194,540,999)	(615,311,298)
Net increase (decrease)	8,702,705	(67,049)	$107,683,443	$1,374,696
Institutional Class
Shares sold	20,895,508	29,404,196	$261,121,801	$385,228,333
Reinvestment of distributions	457,864	179,771	5,772,416	2,307,898
Shares redeemed	(4,492,911)	(1,743,902)	(56,290,864)	(22,131,619)
Net increase (decrease)	16,860,461	27,840,065	$210,603,353	$365,404,612
Institutional Premium Class
Shares sold	3,606,919	25,311,325	$45,053,710	$312,631,304
Reinvestment of distributions	353,678	35,430	4,460,865	440,139
Shares redeemed	(6,290,272)	(17,294)	(79,426,457)	(216,533)
Net increase (decrease)	(2,329,675)	25,329,461	$(29,911,882)	$312,854,910

 (a) Share transactions for Institutional Class and Institutional Premium Class are for the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Intermediate Treasury Bond Index Fund.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of Fidelity Long-Term Treasury Bond Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	.14%
Actual		$1,000.00	$1,006.50	$.71**
Hypothetical-C		$1,000.00	$1,024.50	$.71**
Premium Class	.06%
Actual		$1,000.00	$1,006.90	$.30**
Hypothetical-C		$1,000.00	$1,024.90	$.31**
Institutional Class	.04%
Actual		$1,000.00	$1,007.90	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,008.00	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	.15%
Actual		$1,000.00	$1,012.50	$.76**
Hypothetical-C		$1,000.00	$1,024.45	$.77**
Premium Class	.06%
Actual		$1,000.00	$1,012.90	$.30**
Hypothetical-C		$1,000.00	$1,024.90	$.31**
Institutional Class	.04%
Actual		$1,000.00	$1,014.00	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,014.00	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	.14%
Actual		$1,000.00	$1,030.80	$.72**
Hypothetical-C		$1,000.00	$1,024.50	$.71**
Premium Class	.05%
Actual		$1,000.00	$1,031.20	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,031.30	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,031.40	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect for the entire current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Premium Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Premium Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	.03%
Actual		$.15
Hypothetical-(b)		$.15

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

LBX-SANN-1018
1.821051.112

Fidelity® SAI U.S. Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
0.01 - 0.99%	0.0
1 - 1.99%	35.0
2 - 2.99%	48.5
3 - 3.99%	10.6
4 - 4.99%	3.1
5 - 5.99%	0.9
6 - 6.99%	0.4
7 - 7.99%	0.3
8 - 8.99%	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.4%
	Principal Amount	Value
U.S. Treasury Obligations - 98.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$4,015,000	$3,428,277
2.5% 2/15/45	14,953,000	13,523,119
2.5% 2/15/46	1,080,000	973,772
2.5% 5/15/46	6,587,000	5,936,019
2.75% 8/15/42	2,303,000	2,198,285
2.75% 11/15/42	2,231,000	2,128,339
2.75% 8/15/47	8,085,000	7,653,274
2.75% 11/15/47	7,979,000	7,551,375
2.875% 5/15/43	4,806,000	4,683,973
2.875% 8/15/45	7,467,000	7,260,491
2.875% 11/15/46	9,314,000	9,049,497
3% 5/15/42	3,122,000	3,116,390
3% 11/15/44	14,885,000	14,821,623
3% 5/15/45	21,848,000	21,758,389
3% 11/15/45	26,455,000	26,342,360
3% 2/15/47	15,370,000	15,304,557
3% 5/15/47	12,159,000	12,099,630
3% 2/15/48	18,061,000	17,969,990
3% 8/15/48	6,512,000	6,479,186
3.125% 11/15/41	7,757,000	7,911,231
3.125% 2/15/42	363,000	370,147
3.125% 2/15/43	198,000	201,589
3.125% 8/15/44	27,202,000	27,703,537
3.125% 5/15/48	14,049,000	14,330,529
3.375% 5/15/44	7,602,000	8,079,501
3.625% 8/15/43	7,933,000	8,769,993
3.625% 2/15/44	13,742,000	15,208,529
3.75% 8/15/41	8,847,000	9,939,743
3.75% 11/15/43	23,985,000	27,060,889
3.875% 8/15/40	1,087,000	1,241,558
4.25% 5/15/39	122,000	146,195
4.25% 11/15/40	3,486,000	4,194,638
4.375% 2/15/38	161,000	195,131
4.375% 11/15/39	1,431,000	1,745,429
4.375% 5/15/40	7,791,000	9,515,367
4.375% 5/15/41	15,145,000	18,568,007
4.5% 2/15/36	6,583,000	8,011,460
4.5% 5/15/38	7,016,000	8,643,657
4.5% 8/15/39	3,618,000	4,478,830
4.625% 2/15/40	8,917,000	11,237,162
4.75% 2/15/37	13,000	16,385
4.75% 2/15/41	2,911,000	3,744,160
5% 5/15/37	2,667,000	3,462,204
5.25% 11/15/28	244,000	294,916
5.25% 2/15/29	9,219,000	11,184,520
5.375% 2/15/31	817,000	1,027,824
5.5% 8/15/28	2,865,000	3,512,535
6% 2/15/26	3,771,000	4,578,082
6.125% 11/15/27	3,054,000	3,855,914
6.125% 8/15/29	244,000	317,972
6.25% 8/15/23	77,000	89,425
6.25% 5/15/30	63,000	83,920
6.5% 11/15/26	39,000	49,442
6.625% 2/15/27	50,000	64,215
6.75% 8/15/26	23,000	29,410
6.875% 8/15/25	8,000	10,047
7.125% 2/15/23	1,275,000	1,507,438
7.25% 8/15/22	38,000	44,383
7.5% 11/15/24	3,579,000	4,534,845
7.625% 11/15/22	50,000	59,641
7.625% 2/15/25	79,000	101,379
7.875% 2/15/21	246,000	276,145
8% 11/15/21	17,000	19,737
8.125% 5/15/21	245,000	279,367
8.125% 8/15/21	96,000	110,689
8.5% 2/15/20	2,586,000	2,802,274
8.75% 5/15/20	38,000	41,883
8.75% 8/15/20	216,000	240,848
U.S. Treasury Notes:
0.875% 9/15/19	228,000	224,259
1% 9/30/19	377,000	371,036
1% 10/15/19	3,750,000	3,687,598
1% 11/15/19	4,806,000	4,719,830
1.125% 2/28/21	2,376,000	2,287,550
1.125% 6/30/21	24,554,000	23,512,373
1.125% 7/31/21	11,347,000	10,849,682
1.125% 8/31/21	9,563,000	9,130,797
1.125% 9/30/21	5,008,000	4,775,402
1.25% 3/31/21	9,048,000	8,728,493
1.25% 10/31/21	9,937,000	9,499,539
1.25% 7/31/23	5,561,000	5,179,116
1.375% 9/30/19	13,641,000	13,478,480
1.375% 12/15/19	2,795,000	2,753,839
1.375% 1/15/20	11,464,000	11,283,084
1.375% 2/15/20	742,000	729,363
1.375% 2/29/20	123,000	120,838
1.375% 3/31/20	12,399,000	12,166,519
1.375% 4/30/20	11,238,000	11,014,557
1.375% 8/31/20	12,963,000	12,646,521
1.375% 9/15/20	11,463,000	11,178,216
1.375% 9/30/20	977,000	952,079
1.375% 10/31/20	19,903,000	19,370,439
1.375% 1/31/21	13,561,000	13,152,051
1.375% 4/30/21	1,812,000	1,751,340
1.375% 5/31/21	32,368,000	31,246,499
1.375% 6/30/23	186,000	174,520
1.375% 8/31/23	1,103,000	1,032,296
1.375% 9/30/23	6,179,000	5,775,434
1.5% 10/31/19	12,663,000	12,513,616
1.5% 4/15/20	9,067,000	8,910,098
1.5% 5/15/20	7,013,000	6,883,424
1.5% 5/31/20	10,599,000	10,397,785
1.5% 6/15/20	18,748,000	18,384,025
1.5% 7/15/20	11,000,000	10,774,844
1.5% 8/15/20	11,224,000	10,983,736
1.5% 1/31/22	69,000	66,264
1.5% 2/28/23	4,873,000	4,617,548
1.5% 3/31/23	1,539,000	1,456,880
1.5% 8/15/26	27,762,000	25,128,948
1.625% 12/31/19	334,000	329,942
1.625% 3/15/20	17,554,000	17,300,976
1.625% 7/31/20	22,298,000	21,880,783
1.625% 10/15/20	11,639,000	11,393,944
1.625% 11/30/20	13,489,000	13,186,024
1.625% 8/15/22	40,000	38,344
1.625% 8/31/22	15,416,000	14,769,251
1.625% 11/15/22	254,000	242,768
1.625% 4/30/23	33,789,000	32,139,147
1.625% 5/31/23	2,562,000	2,434,701
1.625% 10/31/23	144,000	136,159
1.625% 2/15/26	34,573,000	31,784,201
1.625% 5/15/26	9,346,000	8,568,384
1.75% 9/30/19	5,859,000	5,812,311
1.75% 11/30/19	35,188,000	34,852,614
1.75% 10/31/20	357,000	350,264
1.75% 11/15/20	31,564,000	30,949,982
1.75% 12/31/20	23,325,000	22,846,655
1.75% 11/30/21	9,531,000	9,246,187
1.75% 2/28/22	660,000	638,705
1.75% 3/31/22	517,000	499,834
1.75% 4/30/22	2,435,000	2,352,248
1.75% 5/15/22	40,000	38,625
1.75% 5/31/22	18,289,000	17,649,599
1.75% 6/30/22	26,870,000	25,910,657
1.75% 9/30/22	385,000	370,337
1.75% 1/31/23	175,000	167,815
1.75% 5/15/23	287,000	274,433
1.875% 12/31/19	13,187,000	13,069,038
1.875% 12/15/20	11,305,000	11,108,046
1.875% 11/30/21	482,000	469,460
1.875% 1/31/22	1,773,000	1,724,104
1.875% 2/28/22	5,216,000	5,068,893
1.875% 3/31/22	8,302,000	8,060,723
1.875% 4/30/22	23,980,000	23,267,157
1.875% 5/31/22	6,821,000	6,613,706
1.875% 7/31/22	9,867,000	9,552,104
1.875% 8/31/22	6,473,000	6,262,122
1.875% 9/30/22	18,600,000	17,980,969
1.875% 10/31/22	17,759,000	17,154,778
1.875% 8/31/24	27,214,000	25,843,733
2% 1/31/20	18,267,000	18,125,716
2% 1/15/21	13,591,000	13,382,357
2% 2/28/21	48,000	47,216
2% 10/31/21	242,000	236,791
2% 11/15/21	147,000	143,796
2% 12/31/21	18,057,000	17,644,369
2% 2/15/22	210,000	205,004
2% 7/31/22	2,588,000	2,517,538
2% 10/31/22	12,029,000	11,678,467
2% 11/30/22	29,552,000	28,674,675
2% 2/15/23	8,751,000	8,479,240
2% 4/30/24	2,462,000	2,361,404
2% 5/31/24	15,708,000	15,055,750
2% 6/30/24	23,075,000	22,104,228
2% 2/15/25	10,083,000	9,600,907
2% 8/15/25	34,365,000	32,582,316
2% 11/15/26	12,589,000	11,813,498
2.125% 8/31/20	218,000	215,854
2.125% 1/31/21	36,027,000	35,566,811
2.125% 9/30/21	30,000	29,486
2.125% 12/31/21	275,000	269,812
2.125% 6/30/22	8,062,000	7,884,069
2.125% 12/31/22	19,557,000	19,061,200
2.125% 11/30/23	2,629,000	2,547,357
2.125% 2/29/24	3,213,000	3,106,946
2.125% 3/31/24	14,484,000	13,995,731
2.125% 7/31/24	15,218,000	14,667,536
2.125% 9/30/24	18,290,000	17,606,983
2.125% 11/30/24	13,904,000	13,370,108
2.125% 5/15/25	6,411,000	6,141,287
2.25% 2/29/20	16,092,000	16,015,312
2.25% 3/31/20	28,400,000	28,246,906
2.25% 2/15/21	16,284,000	16,117,980
2.25% 3/31/21	434,000	429,338
2.25% 7/31/21	34,408,000	33,977,900
2.25% 12/31/23	36,802,000	35,858,949
2.25% 1/31/24	7,160,000	6,972,609
2.25% 10/31/24	2,930,000	2,839,696
2.25% 11/15/24	1,775,000	1,719,393
2.25% 12/31/24	6,055,000	5,862,470
2.25% 11/15/25	22,880,000	22,024,681
2.25% 2/15/27	8,775,000	8,381,153
2.25% 8/15/27	25,323,000	24,104,331
2.25% 11/15/27	18,745,000	17,818,001
2.375% 4/30/20	23,310,000	23,220,767
2.375% 3/15/21	31,088,000	30,854,840
2.375% 4/15/21	17,001,000	16,867,516
2.375% 1/31/23	12,947,000	12,748,243
2.375% 8/15/24	3,028,000	2,958,214
2.375% 5/15/27	18,774,000	18,091,242
2.5% 5/31/20	28,438,000	28,378,013
2.5% 6/30/20	4,099,000	4,089,393
2.5% 3/31/23	37,789,000	37,387,492
2.5% 8/15/23	2,190,000	2,164,593
2.5% 5/15/24	7,959,000	7,840,548
2.5% 1/31/25	5,697,000	5,595,967
2.625% 11/15/20	380,000	379,599
2.625% 5/15/21	28,877,000	28,825,112
2.625% 6/15/21	8,021,000	8,006,274
2.625% 7/15/21	38,271,000	38,193,254
2.625% 2/28/23	24,120,000	24,002,227
2.625% 6/30/23	13,303,000	13,227,651
2.625% 3/31/25	5,059,000	5,003,272
2.75% 8/15/21	4,944,000	4,950,566
2.75% 4/30/23	23,958,000	23,957,064
2.75% 5/31/23	15,845,000	15,848,095
2.75% 7/31/23	27,736,000	27,734,917
2.75% 8/31/23	10,881,000	10,889,074
2.75% 11/15/23	566,000	565,757
2.75% 2/15/24	1,132,000	1,130,673
2.75% 2/28/25	33,859,000	33,759,804
2.75% 6/30/25	3,680,000	3,665,050
2.75% 8/31/25	6,622,000	6,626,914
2.75% 2/15/28	25,947,000	25,690,571
2.875% 4/30/25	2,976,000	2,987,509
2.875% 5/31/25	5,889,000	5,910,164
2.875% 5/15/28	15,608,000	15,610,439
3.125% 5/15/21	357,000	360,974
3.375% 11/15/19	391,000	394,849
3.5% 5/15/20	408,000	413,881
3.625% 2/15/20	492,000	499,169
3.625% 2/15/21	517,000	528,431
		2,245,263,198
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,269,104,423)		2,245,263,198
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $24,268,125)	24,263,273	24,268,126
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,293,372,548)		2,269,531,324
NET OTHER ASSETS (LIABILITIES) - 0.5%		11,349,491
NET ASSETS - 100%		$2,280,880,815

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,262
Total	$110,262

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,245,263,198	$--	$2,245,263,198	$--
Money Market Funds	24,268,126	24,268,126	--	--
Total Investments in Securities:	$2,269,531,324	$24,268,126	$2,245,263,198	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,269,104,423)	$2,245,263,198
Fidelity Central Funds (cost $24,268,125)	24,268,126
Total Investment in Securities (cost $2,293,372,548)		$2,269,531,324
Cash		324,843
Receivable for investments sold		57,032,929
Receivable for fund shares sold		1,608,396
Interest receivable		10,145,833
Distributions receivable from Fidelity Central Funds		21,892
Prepaid expenses		4,626
Receivable from investment adviser for expense reductions		233,498
Total assets		2,338,903,341
Liabilities
Payable for investments purchased	$55,759,158
Payable for fund shares redeemed	415,190
Distributions payable	1,408,160
Accrued management fee	75,472
Other affiliated payables	175,236
Other payables and accrued expenses	189,310
Total liabilities		58,022,526
Net Assets		$2,280,880,815
Net Assets consist of:
Paid in capital		$2,316,788,779
Undistributed net investment income		3,499,550
Accumulated undistributed net realized gain (loss) on investments		(15,566,290)
Net unrealized appreciation (depreciation) on investments		(23,841,224)
Net Assets, for 238,100,704 shares outstanding		$2,280,880,815
Net Asset Value, offering price and redemption price per share ($2,280,880,815 ÷ 238,100,704 shares)		$9.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$21,826,996
Income from Fidelity Central Funds		110,262
Total income		21,937,258
Expenses
Management fee	$364,053
Transfer agent fees	682,599
Accounting fees and expenses	167,731
Custodian fees and expenses	10,037
Independent trustees' fees and expenses	3,440
Registration fees	200,793
Audit	30,374
Legal	720
Miscellaneous	3,900
Total expenses before reductions	1,463,647
Expense reductions	(1,181,755)
Total expenses after reductions		281,892
Net investment income (loss)		21,655,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,895,044)
Fidelity Central Funds	(320)
Total net realized gain (loss)		(2,895,364)
Change in net unrealized appreciation (depreciation) on investment securities		2,557,947
Net gain (loss)		(337,417)
Net increase (decrease) in net assets resulting from operations		$21,317,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,655,366	$13,602,340
Net realized gain (loss)	(2,895,364)	(13,032,917)
Change in net unrealized appreciation (depreciation)	2,557,947	(26,133,559)
Net increase (decrease) in net assets resulting from operations	21,317,949	(25,564,136)
Distributions to shareholders from net investment income	(18,712,797)	(12,551,455)
Share transactions
Proceeds from sales of shares	1,386,718,406	1,850,540,447
Reinvestment of distributions	11,878,537	10,680,954
Cost of shares redeemed	(201,365,060)	(772,797,110)
Net increase (decrease) in net assets resulting from share transactions	1,197,231,883	1,088,424,291
Total increase (decrease) in net assets	1,199,837,035	1,050,308,700
Net Assets
Beginning of period	1,081,043,780	30,735,080
End of period	$2,280,880,815	$1,081,043,780
Other Information
Undistributed net investment income end of period	$3,499,550	$556,981
Shares
Sold	144,704,479	189,246,399
Issued in reinvestment of distributions	1,241,140	1,098,110
Redeemed	(21,003,917)	(80,330,835)
Net increase (decrease)	124,941,702	110,013,674

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.113	.192	.146
Net realized and unrealized gain (loss)	.014C	(.247)	(.234)
Total from investment operations	.127	(.055)	(.088)
Distributions from net investment income	(.097)	(.165)	(.133)
Distributions from net realized gain	–	–	(.009)
Total distributions	(.097)	(.165)	(.142)
Net asset value, end of period	$9.58	$9.55	$9.77
Total ReturnD,E	1.34%	(.59)%	(.90)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.16%H	.16%	.41%
Expenses net of fee waivers, if any	.03%H	.04%	.10%
Expenses net of all reductions	.03%H	.04%	.10%
Net investment income (loss)	2.35%H	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,280,881	$1,081,044	$30,735
Portfolio turnover rateI	40%H	144%	511%

 A For the period March 1, 2016 (commencement of operations) to February 28, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,190,192
Gross unrealized depreciation	(24,525,060)
Net unrealized appreciation (depreciation)	$(22,334,868)
Tax cost	$2,291,866,192

The Fund elected to defer to its next fiscal year approximately $12,092,405 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,128 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through April 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,181,691.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $64.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 65% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.03%	$1,000.00	$1,013.40	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

UYB-SANN-1018
1.9872607.102

Fidelity® Series Long-Term Treasury Bond Index Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
2 - 2.99%	29.7
3 - 3.99%	49.1
4 - 4.99%	16.0
5 - 5.99%	2.9
6 - 6.99%	1.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$378,653,000	$323,319,373
2.5% 2/15/45	319,776,000	289,197,420
2.5% 2/15/46	360,769,000	325,283,985
2.5% 5/15/46	375,477,000	338,369,314
2.75% 8/15/42	248,746,000	237,435,830
2.75% 11/15/42	260,468,000	248,482,403
2.75% 8/15/47	296,545,000	280,709,960
2.75% 11/15/47	323,496,000	306,158,636
2.875% 5/15/43	315,438,000	307,428,834
2.875% 8/15/45	317,062,000	308,293,254
2.875% 11/15/46	309,092,000	300,314,269
3% 5/15/42	105,989,000	105,798,550
3% 11/15/44	389,981,000	388,320,535
3% 5/15/45	347,369,000	345,944,245
3% 11/15/45	388,493,000	386,838,871
3% 2/15/47	309,169,000	307,852,617
3% 5/15/47	322,583,000	321,007,889
3% 2/15/48	341,076,000	339,357,298
3% 8/15/48	113,006,000	112,436,556
3.125% 11/15/41	101,102,000	103,112,192
3.125% 2/15/42	117,095,000	119,400,308
3.125% 2/15/43	286,211,000	291,398,574
3.125% 8/15/44	320,334,000	326,240,158
3.125% 5/15/48	420,925,000	429,359,938
3.375% 5/15/44	353,623,000	375,834,945
3.5% 2/15/39	94,980,000	102,867,793
3.625% 8/15/43	293,619,000	324,598,098
3.625% 2/15/44	313,552,000	347,013,878
3.75% 8/15/41	183,084,000	205,697,734
3.75% 11/15/43	315,165,000	355,582,450
3.875% 8/15/40	98,896,000	112,957,775
4.25% 5/15/39	110,195,000	132,048,907
4.25% 11/15/40	164,538,000	197,985,490
4.375% 2/15/38	62,432,000	75,667,096
4.375% 11/15/39	71,121,000	86,748,173
4.375% 5/15/40	131,801,000	160,972,268
4.375% 5/15/41	149,561,000	183,364,122
4.5% 2/15/36	129,505,000	157,606,574
4.5% 5/15/38	45,494,000	56,048,253
4.5% 8/15/39	105,499,000	130,600,344
4.625% 2/15/40	225,641,000	284,351,730
4.75% 2/15/37	52,336,000	65,963,803
4.75% 2/15/41	176,798,000	227,399,522
5% 5/15/37	49,394,000	64,121,516
5.25% 11/15/28	60,905,000	73,614,161
5.25% 2/15/29	44,850,000	54,412,160
5.375% 2/15/31	101,006,000	127,070,283
6.125% 8/15/29	74,501,000	97,087,026
6.25% 5/15/30	62,127,000	82,757,532
		10,924,432,642
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,073,954,773)		10,924,432,642
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $74,671,242)	74,656,311	74,671,242
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,148,626,015)		10,999,103,884
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,946,299)
NET ASSETS - 100%		$10,984,157,585

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,228
Total	$102,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$10,924,432,642	$--	$10,924,432,642	$--
Money Market Funds	74,671,242	74,671,242	--	--
Total Investments in Securities:	$10,999,103,884	$74,671,242	$10,924,432,642	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,073,954,773)	$10,924,432,642
Fidelity Central Funds (cost $74,671,242)	74,671,242
Total Investment in Securities (cost $11,148,626,015)		$10,999,103,884
Receivable for investments sold		65,460,017
Receivable for fund shares sold		1,061,025,088
Interest receivable		53,802,322
Distributions receivable from Fidelity Central Funds		65,238
Total assets		12,179,456,549
Liabilities
Payable for investments purchased	$1,195,132,747
Payable for fund shares redeemed	142,559
Distributions payable	17
Other payables and accrued expenses	23,641
Total liabilities		1,195,298,964
Net Assets		$10,984,157,585
Net Assets consist of:
Paid in capital		$11,153,388,008
Undistributed net investment income		1,609,258
Accumulated undistributed net realized gain (loss) on investments		(21,317,550)
Net unrealized appreciation (depreciation) on investments		(149,522,131)
Net Assets		$10,984,157,585
Net Asset Value, offering price and redemption price per share ($10,984,157,585 ÷ 1,293,824,981 shares)		$8.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$89,191,553
Income from Fidelity Central Funds		102,228
Total income		89,293,781
Expenses
Custodian fees and expenses	$28,112
Independent trustees' fees and expenses	11,006
Commitment fees	6,418
Total expenses before reductions	45,536
Expense reductions	(3)
Total expenses after reductions		45,533
Net investment income (loss)		89,248,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,058,499)
Fidelity Central Funds	(133)
Total net realized gain (loss)		(14,058,632)
Change in net unrealized appreciation (depreciation) on investment securities		84,063,044
Net gain (loss)		70,004,412
Net increase (decrease) in net assets resulting from operations		$159,252,660

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,248,248	$61,831,475
Net realized gain (loss)	(14,058,632)	(7,093,308)
Change in net unrealized appreciation (depreciation)	84,063,044	(230,300,562)
Net increase (decrease) in net assets resulting from operations	159,252,660	(175,562,395)
Distributions to shareholders from net investment income	(88,162,186)	(61,251,718)
Share transactions - net increase (decrease)	6,532,237,395	4,596,064,103
Total increase (decrease) in net assets	6,603,327,869	4,359,249,990
Net Assets
Beginning of period	4,380,829,716	21,579,726
End of period	$10,984,157,585	$4,380,829,716
Other Information
Undistributed net investment income end of period	$1,609,258	$523,196

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$8.36	$8.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.122	.241	.119
Net realized and unrealized gain (loss)	.131	(.244)	(1.410)
Total from investment operations	.253	(.003)	(1.291)
Distributions from net investment income	(.123)	(.227)	(.119)
Total distributions	(.123)	(.227)	(.119)
Net asset value, end of period	$8.49	$8.36	$8.59
Total ReturnC,D	3.04%	(.12)%	(12.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.19%G
Expenses net of fee waivers, if any	- %G,H	- %H	.19%G
Expenses net of all reductions	- %G,H	- %H	.19%G
Net investment income (loss)	2.92%G	2.76%	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,984,158	$4,380,830	$10,734
Portfolio turnover rateI	12%G	15%	45%G

 A For the period July 7, 2016 (commencement of operations) to February 28, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Long-Term Treasury Bond Index.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$25,287,180
Gross unrealized depreciation	(189,532,147)
Net unrealized appreciation (depreciation)	$(164,244,967)
Tax cost	$11,163,348,851

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(799,297)
Long-term	(642,434)
Total no expiration	$(1,441,731)
Total capital loss carryforward	$(1,441,731)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,418 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Series Long-Term Treasury Bond Index	$88,162,186	$56,620,811
Class F	–	4,630,907
Total	$88,162,186	$61,251,718

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Series Long-Term Treasury Bond Index
Shares sold	834,479,389	538,137,484	$7,087,452,578	$4,757,364,546
Reinvestment of distributions	10,398,725	6,388,371	88,162,178	55,642,246
Shares redeemed	(75,379,551)	(21,448,694)	(643,377,361)	(188,688,022)
Net increase (decrease)	769,498,563	523,077,161	$6,532,237,395	$4,624,318,770
Class F
Shares sold	–	109,166,248	$–	$960,553,376
Reinvestment of distributions	–	311,902	–	2,729,772
Shares redeemed	–	(110,740,298)	–	(991,537,815)
Net increase (decrease)	–	(1,262,148)	$–	$(28,254,667)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Series Long-Term Treasury Bond Index	- %-C
Actual		$1,000.00	$1,030.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS8-SANN-1018
1.9872675.102

Fidelity® Short-Term Treasury Bond Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Intermediate Treasury Bond Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Long-Term Treasury Bond Index Fund
Institutional Class and Institutional Premium Class

Semi-Annual Report

August 31, 2018

Contents

Notes to shareholders
Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Notes to shareholders:

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Short-Term Treasury Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .03% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Intermediate Treasury Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .03% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Long-Term Treasury Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .03% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
0.01 - 0.99%	0.4
1 - 1.99%	55.3
2 - 2.99%	38.7
3 - 3.99%	4.4
7 - 7.99%	0.2
8 - 8.99%	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	100.6%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Short-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 100.6%
	Principal Amount	Value
U.S. Treasury Obligations - 100.6%
U.S. Treasury Bonds:
7.25% 8/15/22	$1,725,000	$2,014,746
7.875% 2/15/21	804,000	902,521
8% 11/15/21	3,503,000	4,066,901
8.125% 5/15/21	599,000	683,024
8.125% 8/15/21	2,624,000	3,025,492
8.5% 2/15/20	1,062,000	1,150,818
8.75% 5/15/20	313,000	344,985
8.75% 8/15/20	2,043,000	2,278,025
U.S. Treasury Notes:
0.875% 9/15/19	5,667,000	5,574,026
1% 9/30/19	6,826,000	6,718,011
1% 10/15/19	8,790,000	8,643,729
1% 11/15/19	8,498,000	8,345,633
1% 11/30/19	8,029,000	7,879,397
1.125% 12/31/19	7,505,000	7,367,213
1.125% 3/31/20	6,056,000	5,919,977
1.125% 4/30/20	8,108,000	7,914,485
1.125% 2/28/21	11,891,000	11,448,339
1.125% 6/30/21	11,953,000	11,445,931
1.125% 7/31/21	11,753,000	11,237,888
1.125% 8/31/21	12,394,000	11,833,849
1.125% 9/30/21	11,925,000	11,371,140
1.25% 10/31/19	5,260,000	5,184,593
1.25% 1/31/20	11,823,000	11,609,632
1.25% 2/29/20	7,692,000	7,543,869
1.25% 3/31/21	13,183,000	12,717,475
1.25% 10/31/21	11,811,000	11,291,039
1.25% 7/31/23	6,451,000	6,007,998
1.375% 9/30/19	9,059,000	8,951,071
1.375% 12/15/19	8,992,000	8,859,579
1.375% 1/15/20	8,861,000	8,721,162
1.375% 1/31/20	8,355,000	8,219,231
1.375% 2/15/20	8,259,000	8,118,339
1.375% 2/29/20	12,163,000	11,949,197
1.375% 3/31/20	12,665,000	12,427,531
1.375% 4/30/20	12,800,000	12,545,500
1.375% 5/31/20	8,975,000	8,785,684
1.375% 8/31/20	12,521,000	12,215,312
1.375% 9/15/20	8,702,000	8,485,810
1.375% 9/30/20	13,154,000	12,818,470
1.375% 10/31/20	11,413,000	11,107,613
1.375% 1/31/21	12,117,700	11,752,276
1.375% 4/30/21	12,673,000	12,248,752
1.375% 5/31/21	11,691,000	11,285,925
1.375% 6/30/23	6,557,000	6,152,310
1.375% 8/31/23	9,288,000	8,692,625
1.5% 10/31/19	20,612,000	20,368,843
1.5% 11/30/19	12,664,000	12,504,711
1.5% 4/15/20	7,968,000	7,830,116
1.5% 5/15/20	8,145,000	7,994,508
1.5% 5/31/20	12,412,000	12,176,366
1.5% 6/15/20	8,857,000	8,685,050
1.5% 7/15/20	8,596,000	8,420,051
1.5% 8/15/20	8,743,000	8,555,845
1.5% 1/31/22	10,339,000	9,929,075
1.5% 2/28/23	10,218,000	9,682,353
1.5% 3/31/23	9,950,000	9,419,074
1.625% 12/31/19	12,571,000	12,418,282
1.625% 3/15/20	8,771,000	8,644,574
1.625% 6/30/20	12,278,000	12,059,298
1.625% 7/31/20	12,656,000	12,419,194
1.625% 10/15/20	9,331,000	9,134,539
1.625% 11/30/20	10,195,000	9,966,011
1.625% 8/15/22	8,171,000	7,832,670
1.625% 8/31/22	11,124,000	10,657,313
1.625% 11/15/22	11,261,000	10,763,053
1.625% 4/30/23	8,893,000	8,458,772
1.625% 5/31/23	11,847,000	11,258,352
1.75% 9/30/19	9,842,000	9,763,572
1.75% 11/30/19	9,796,000	9,702,632
1.75% 10/31/20	10,401,000	10,204,762
1.75% 11/15/20	8,590,000	8,422,898
1.75% 12/31/20	12,478,800	12,222,887
1.75% 11/30/21	12,863,000	12,478,617
1.75% 2/28/22	9,953,000	9,631,860
1.75% 3/31/22	9,549,000	9,231,943
1.75% 4/30/22	10,280,000	9,930,641
1.75% 5/15/22	9,373,000	9,050,803
1.75% 5/31/22	9,628,000	9,291,396
1.75% 6/30/22	11,930,000	11,504,062
1.75% 9/30/22	11,033,000	10,612,798
1.75% 1/31/23	10,387,000	9,960,565
1.75% 5/15/23	15,062,000	14,402,449
1.875% 12/31/19	7,052,000	6,988,918
1.875% 6/30/20	5,671,000	5,596,568
1.875% 12/15/20	7,334,000	7,206,228
1.875% 11/30/21	9,875,000	9,618,096
1.875% 1/31/22	11,709,000	11,386,088
1.875% 2/28/22	9,369,000	9,104,765
1.875% 3/31/22	9,691,000	9,409,355
1.875% 4/30/22	12,031,000	11,673,360
1.875% 5/31/22	9,884,000	9,583,619
1.875% 7/31/22	11,942,000	11,560,882
1.875% 8/31/22	10,725,000	10,375,600
1.875% 9/30/22	12,723,000	12,299,563
1.875% 10/31/22	10,969,000	10,595,797
2% 1/31/20	9,482,000	9,408,663
2% 7/31/20	9,051,000	8,946,348
2% 9/30/20	7,154,000	7,061,222
2% 11/30/20	8,253,000	8,133,718
2% 1/15/21	8,625,000	8,492,593
2% 2/28/21	10,140,000	9,974,433
2% 5/31/21	9,495,000	9,322,532
2% 8/31/21	10,283,000	10,076,135
2% 10/31/21	10,347,000	10,124,297
2% 11/15/21	14,721,000	14,400,128
2% 12/31/21	14,802,000	14,463,751
2% 2/15/22	7,993,000	7,802,854
2% 7/31/22	10,059,000	9,785,128
2% 10/31/22	12,851,000	12,476,514
2% 11/30/22	22,760,000	22,084,313
2% 2/15/23	18,148,000	17,584,419
2.125% 8/31/20	9,215,000	9,124,290
2.125% 1/31/21	8,359,000	8,252,227
2.125% 6/30/21	9,518,000	9,371,140
2.125% 8/15/21	13,989,000	13,760,039
2.125% 9/30/21	10,087,000	9,914,024
2.125% 12/31/21	10,428,000	10,231,253
2.125% 6/30/22	6,897,000	6,744,781
2.125% 12/31/22	23,161,000	22,573,826
2.25% 2/29/20	9,370,000	9,325,346
2.25% 3/31/20	11,250,000	11,189,356
2.25% 2/15/21	10,235,000	10,130,651
2.25% 3/31/21	9,164,000	9,065,559
2.25% 4/30/21	10,147,000	10,033,639
2.25% 7/31/21	9,674,000	9,553,075
2.375% 4/30/20	9,973,000	9,934,822
2.375% 12/31/20	8,628,000	8,571,716
2.375% 3/15/21	9,239,000	9,169,708
2.375% 4/15/21	9,213,000	9,140,664
2.375% 1/31/23	12,300,000	12,111,176
2.5% 5/31/20	10,899,000	10,876,010
2.5% 6/30/20	9,727,000	9,704,202
2.5% 3/31/23	11,931,000	11,804,233
2.5% 8/15/23	12,126,000	11,985,319
2.625% 7/31/20	14,655,000	14,651,565
2.625% 8/15/20	12,028,000	12,026,121
2.625% 8/31/20	9,365,000	9,371,949
2.625% 11/15/20	16,788,000	16,770,294
2.625% 5/15/21	9,895,000	9,877,220
2.625% 6/15/21	11,393,000	11,372,083
2.625% 7/15/21	8,812,000	8,794,101
2.625% 2/28/23	14,105,000	14,036,128
2.625% 6/30/23	14,270,000	14,189,174
2.75% 8/15/21	9,608,000	9,620,761
2.75% 4/30/23	12,451,000	12,450,514
2.75% 5/31/23	13,947,000	13,949,724
2.75% 7/31/23	15,559,000	15,558,392
2.75% 8/31/23	15,912,000	15,923,807
3.125% 5/15/21	11,041,000	11,163,917
3.375% 11/15/19	12,642,000	12,766,445
3.5% 5/15/20	10,790,000	10,945,528
3.625% 2/15/20	15,881,000	16,112,391
3.625% 2/15/21	16,459,000	16,822,898
		1,547,953,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,578,507,872)		1,547,953,013
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $4,976,643)	4,975,648	4,976,643
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,583,484,515)		1,552,929,656
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,036,436)
NET ASSETS - 100%		$1,538,893,220

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,505
Total	$11,505

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,547,953,013	$--	$1,547,953,013	$--
Money Market Funds	4,976,643	4,976,643	--	--
Total Investments in Securities:	$1,552,929,656	$4,976,643	$1,547,953,013	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,578,507,872)	$1,547,953,013
Fidelity Central Funds (cost $4,976,643)	4,976,643
Total Investment in Securities (cost $1,583,484,515)		$1,552,929,656
Receivable for investments sold		49,507,836
Receivable for fund shares sold		2,736,354
Interest receivable		6,225,017
Distributions receivable from Fidelity Central Funds		3,315
Total assets		1,611,402,178
Liabilities
Payable for investments purchased	$55,606,969
Payable for fund shares redeemed	16,544,218
Distributions payable	319,224
Accrued management fee	38,547
Total liabilities		72,508,958
Net Assets		$1,538,893,220
Net Assets consist of:
Paid in capital		$1,575,131,213
Undistributed net investment income		2,366,635
Accumulated undistributed net realized gain (loss) on investments		(8,049,769)
Net unrealized appreciation (depreciation) on investments		(30,554,859)
Net Assets		$1,538,893,220
Investor Class:
Net Asset Value, offering price and redemption price per share ($172,517,292 ÷ 16,892,517 shares)		$10.21
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,268,565,017 ÷ 124,217,251 shares)		$10.21
Institutional Class:
Net Asset Value, offering price and redemption price per share ($95,032,213 ÷ 9,302,728 shares)		$10.22
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,778,698 ÷ 272,001 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$13,463,203
Income from Fidelity Central Funds		11,505
Total income		13,474,708
Expenses
Management fee	$231,483
Transfer agent fees	253,861
Independent trustees' fees and expenses	3,293
Commitment fees	2,135
Total expenses before reductions	490,772
Expense reductions	(7)
Total expenses after reductions		490,765
Net investment income (loss)		12,983,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,044,411)
Fidelity Central Funds	(6)
Total net realized gain (loss)		(4,044,417)
Change in net unrealized appreciation (depreciation) on investment securities		2,237,132
Net gain (loss)		(1,807,285)
Net increase (decrease) in net assets resulting from operations		$11,176,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,983,943	$20,297,233
Net realized gain (loss)	(4,044,417)	(3,141,212)
Change in net unrealized appreciation (depreciation)	2,237,132	(24,593,919)
Net increase (decrease) in net assets resulting from operations	11,176,658	(7,437,898)
Distributions to shareholders from net investment income	(12,042,113)	(19,383,387)
Share transactions - net increase (decrease)	1,471,749	160,444,085
Total increase (decrease) in net assets	606,294	133,622,800
Net Assets
Beginning of period	1,538,286,926	1,404,664,126
End of period	$1,538,893,220	$1,538,286,926
Other Information
Undistributed net investment income end of period	$2,366,635	$1,424,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.39	$10.52	$10.46	$10.48	$10.59
Income from Investment Operations
Net investment income (loss)B	.082	.130	.105	.094	.084	.081
Net realized and unrealized gain (loss)	(.016)	(.176)	(.131)	.071	.004	(.071)
Total from investment operations	.066	(.046)	(.026)	.165	.088	.010
Distributions from net investment income	(.076)	(.124)	(.099)	(.087)	(.076)	(.082)
Distributions from net realized gain	–	–	(.005)	(.018)	(.032)	(.038)
Total distributions	(.076)	(.124)	(.104)	(.105)	(.108)	(.120)
Net asset value, end of period	$10.21	$10.22	$10.39	$10.52	$10.46	$10.48
Total ReturnC,D	.65%	(.46)%	(.25)%	1.59%	.85%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.14%G	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.14%G	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	1.59%G	1.25%	1.00%	.89%	.80%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$172,517	$163,755	$148,221	$52,373	$32,619	$28,114
Portfolio turnover rateH	41%G	41%	51%	41%	40%	47%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.39	$10.52	$10.46	$10.48	$10.59
Income from Investment Operations
Net investment income (loss)B	.086	.140	.115	.104	.094	.091
Net realized and unrealized gain (loss)	(.016)	(.176)	(.131)	.072	.005	(.071)
Total from investment operations	.070	(.036)	(.016)	.176	.099	.020
Distributions from net investment income	(.080)	(.134)	(.109)	(.098)	(.087)	(.092)
Distributions from net realized gain	–	–	(.005)	(.018)	(.032)	(.038)
Total distributions	(.080)	(.134)	(.114)	(.116)	(.119)	(.130)
Net asset value, end of period	$10.21	$10.22	$10.39	$10.52	$10.46	$10.48
Total ReturnC,D	.69%	(.36)%	(.15)%	1.69%	.95%	.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.68%G	1.35%	1.10%	.99%	.90%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,268,565	$1,304,971	$1,256,444	$1,144,962	$806,810	$734,225
Portfolio turnover rateH	41%G	41%	51%	41%	40%	47%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Treasury Bond Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)B	.087	.062
Net realized and unrealized gain (loss)	(.006)	(.184)
Total from investment operations	.081	(.122)
Distributions from net investment income	(.081)	(.058)
Distributions from net realized gain	–	–
Total distributions	(.081)	(.058)
Net asset value, end of period	$10.22	$10.22
Total ReturnC,D	.79%	(1.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	.04%G	.04%G
Expenses net of all reductions	.04%G	.04%G
Net investment income (loss)	1.69%G	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$95,032	$69,078
Portfolio turnover rateH	41%G	41%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Treasury Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)B	.082	.061
Net realized and unrealized gain (loss)	(.001)	(.182)
Total from investment operations	.081	(.121)
Distributions from net investment income	(.081)	(.059)
Distributions from net realized gain	–	–
Total distributions	(.081)	(.059)
Net asset value, end of period	$10.22	$10.22
Total ReturnC,D	.80%	(1.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	1.70%G	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,779	$483
Portfolio turnover rateH	41%G	41%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
1 - 1.99%	13.0
2 - 2.99%	83.8
5 - 5.99%	0.2
6 - 6.99%	2.0
7 - 7.99%	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Intermediate Treasury Bond Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
5.5% 8/15/28	$3,619,000	$4,436,951
6% 2/15/26	6,687,000	8,118,175
6.125% 11/15/27	7,302,000	9,219,345
6.375% 8/15/27	3,487,000	4,454,098
6.5% 11/15/26	3,128,000	3,965,473
6.625% 2/15/27	4,397,000	5,647,053
6.75% 8/15/26	3,837,000	4,906,414
6.875% 8/15/25	3,922,000	4,925,480
7.5% 11/15/24	4,694,000	5,947,628
7.625% 2/15/25	3,128,000	4,014,104
U.S. Treasury Notes:
1.375% 9/30/23	30,824,000	28,810,808
1.5% 8/15/26	69,663,000	63,055,900
1.625% 10/31/23	27,122,000	25,645,122
1.625% 2/15/26	62,911,000	57,836,343
1.625% 5/15/26	66,564,000	61,025,668
1.875% 8/31/24	27,181,000	25,812,394
2% 4/30/24	28,814,000	27,636,678
2% 5/31/24	32,923,000	31,555,924
2% 6/30/24	32,427,000	31,062,786
2% 2/15/25	71,168,000	67,765,280
2% 8/15/25	71,421,000	67,716,036
2% 11/15/26	66,096,000	62,024,383
2.125% 11/30/23	30,305,000	29,363,888
2.125% 2/29/24	27,797,000	26,879,482
2.125% 3/31/24	27,155,000	26,239,579
2.125% 7/31/24	31,120,000	29,994,331
2.125% 9/30/24	29,498,000	28,396,434
2.125% 11/30/24	29,089,000	27,972,028
2.125% 5/15/25	68,531,000	65,647,880
2.25% 12/31/23	27,220,000	26,522,488
2.25% 1/31/24	33,612,000	32,732,311
2.25% 10/31/24	27,273,000	26,432,438
2.25% 11/15/24	71,401,000	69,164,141
2.25% 12/31/24	31,571,000	30,567,141
2.25% 11/15/25	68,933,200	66,356,283
2.25% 2/15/27	70,194,000	67,043,496
2.25% 8/15/27	68,759,000	65,449,973
2.25% 11/15/27	67,321,000	63,991,767
2.375% 8/15/24	68,932,000	67,343,332
2.375% 5/15/27	64,386,000	62,044,462
2.5% 5/15/24	64,645,000	63,682,901
2.5% 1/31/25	27,209,000	26,726,465
2.625% 3/31/25	30,864,000	30,524,014
2.75% 11/15/23	62,372,000	62,345,199
2.75% 2/15/24	50,200,000	50,141,172
2.75% 2/28/25	30,786,000	30,695,807
2.75% 6/30/25	28,611,000	28,494,768
2.75% 8/31/25	36,683,000	36,710,219
2.75% 2/15/28	71,516,000	70,809,221
2.875% 4/30/25	28,363,000	28,472,685
2.875% 5/31/25	34,410,000	34,533,661
2.875% 7/31/25	32,382,000	32,500,903
2.875% 5/15/28	71,041,000	71,052,097
2.875% 8/15/28	30,791,000	30,818,664
		2,015,231,273
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,059,716,808)		2,015,231,273
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $9,541,378)	9,539,470	9,541,378
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,069,258,186)		2,024,772,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		(631,069)
NET ASSETS - 100%		$2,024,141,582

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,173
Total	$25,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,015,231,273	$--	$2,015,231,273	$--
Money Market Funds	9,541,378	9,541,378	--	--
Total Investments in Securities:	$2,024,772,651	$9,541,378	$2,015,231,273	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,059,716,808)	$2,015,231,273
Fidelity Central Funds (cost $9,541,378)	9,541,378
Total Investment in Securities (cost $2,069,258,186)		$2,024,772,651
Receivable for investments sold		84,747,482
Receivable for fund shares sold		1,428,970
Interest receivable		8,881,449
Distributions receivable from Fidelity Central Funds		9,229
Total assets		2,119,839,781
Liabilities
Payable for investments purchased	$92,826,745
Payable for fund shares redeemed	2,405,382
Distributions payable	415,185
Accrued management fee	50,887
Total liabilities		95,698,199
Net Assets		$2,024,141,582
Net Assets consist of:
Paid in capital		$2,091,874,388
Undistributed net investment income		5,049,722
Accumulated undistributed net realized gain (loss) on investments		(28,296,993)
Net unrealized appreciation (depreciation) on investments		(44,485,535)
Net Assets		$2,024,141,582
Investor Class:
Net Asset Value, offering price and redemption price per share ($26,167,961 ÷ 2,518,145 shares)		$10.39
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,389,279,713 ÷ 133,689,775 shares)		$10.39
Institutional Class:
Net Asset Value, offering price and redemption price per share ($281,148,247 ÷ 27,044,774 shares)		$10.40
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($327,545,661 ÷ 31,507,691 shares)		$10.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$25,457,481
Income from Fidelity Central Funds		25,173
Total income		25,482,654
Expenses
Management fee	$310,265
Transfer agent fees	213,609
Independent trustees' fees and expenses	4,242
Commitment fees	2,657
Total expenses before reductions	530,773
Expense reductions	(4)
Total expenses after reductions		530,769
Net investment income (loss)		24,951,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,882,250)
Fidelity Central Funds	(74)
Total net realized gain (loss)		(16,882,324)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,873,809
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		19,873,808
Net gain (loss)		2,991,484
Net increase (decrease) in net assets resulting from operations		$27,943,369

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,951,885	$32,220,488
Net realized gain (loss)	(16,882,324)	(8,508,996)
Change in net unrealized appreciation (depreciation)	19,873,808	(47,260,547)
Net increase (decrease) in net assets resulting from operations	27,943,369	(23,549,055)
Distributions to shareholders from net investment income	(22,664,000)	(30,612,509)
Share transactions - net increase (decrease)	328,115,163	242,085,424
Total increase (decrease) in net assets	333,394,532	187,923,860
Net Assets
Beginning of period	1,690,747,050	1,502,823,190
End of period	$2,024,141,582	$1,690,747,050
Other Information
Undistributed net investment income end of period	$5,049,722	$2,761,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.70	$11.26	$11.09	$10.80	$11.34
Income from Investment Operations
Net investment income (loss)B	.121	.205	.196	.212	.227	.206
Net realized and unrealized gain (loss)	.008	(.341)	(.427)	.250	.305	(.461)
Total from investment operations	.129	(.136)	(.231)	.462	.532	(.255)
Distributions from net investment income	(.109)	(.194)	(.193)	(.208)	(.213)	(.201)
Distributions from net realized gain	–	–	(.136)	(.084)	(.029)	(.084)
Total distributions	(.109)	(.194)	(.329)	(.292)	(.242)	(.285)
Net asset value, end of period	$10.39	$10.37	$10.70	$11.26	$11.09	$10.80
Total ReturnC,D	1.25%	(1.31)%	(2.09)%	4.25%	4.98%	(2.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.15%G	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.15%G	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	2.30%G	1.91%	1.76%	1.93%	2.08%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$26,168	$50,426	$52,544	$145,403	$148,250	$106,544
Portfolio turnover rateH	58%G	43%	52%	48%	53%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.70	$11.26	$11.09	$10.80	$11.34
Income from Investment Operations
Net investment income (loss)B	.125	.216	.205	.223	.238	.217
Net realized and unrealized gain (loss)	.008	(.341)	(.425)	.250	.305	(.461)
Total from investment operations	.133	(.125)	(.220)	.473	.543	(.244)
Distributions from net investment income	(.113)	(.205)	(.204)	(.219)	(.224)	(.212)
Distributions from net realized gain	–	–	(.136)	(.084)	(.029)	(.084)
Total distributions	(.113)	(.205)	(.340)	(.303)	(.253)	(.296)
Net asset value, end of period	$10.39	$10.37	$10.70	$11.26	$11.09	$10.80
Total ReturnC,D	1.29%	(1.21)%	(1.99)%	4.35%	5.09%	(2.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%G	.07%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.06%G	.07%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.39%G	2.01%	1.86%	2.03%	2.18%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,389,280	$1,413,809	$1,450,279	$1,352,270	$1,046,182	$932,430
Portfolio turnover rateH	58%G	43%	52%	48%	53%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Treasury Bond Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)B	.124	.090
Net realized and unrealized gain (loss)	.020	(.405)
Total from investment operations	.144	(.315)
Distributions from net investment income	(.114)	(.085)
Distributions from net realized gain	–	–
Total distributions	(.114)	(.085)
Net asset value, end of period	$10.40	$10.37
Total ReturnC,D	1.40%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	.04%G	.04%G
Expenses net of all reductions	.04%G	.04%G
Net investment income (loss)	2.41%G	2.14%G
Supplemental Data
Net assets, end of period (000 omitted)	$281,148	$128,514
Portfolio turnover rateH	58%G	43%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)B	.126	.091
Net realized and unrealized gain (loss)	.019	(.405)
Total from investment operations	.145	(.314)
Distributions from net investment income	(.115)	(.086)
Distributions from net realized gain	–	–
Total distributions	(.115)	(.086)
Net asset value, end of period	$10.40	$10.37
Total ReturnC,D	1.40%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	2.41%G	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$327,546	$97,998
Portfolio turnover rateH	58%G	43%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
2 - 2.99%	29.4
3 - 3.99%	50.0
4 - 4.99%	15.1
5 - 5.99%	3.5
6 - 6.99%	1.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Fidelity® Long-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$54,203,000	$46,282,163
2.5% 2/15/45	66,744,000	60,361,605
2.5% 2/15/46	54,983,000	49,574,906
2.5% 5/15/46	60,049,000	54,114,470
2.75% 8/15/42	38,918,000	37,148,447
2.75% 11/15/42	47,705,000	45,509,825
2.75% 8/15/47	61,814,000	58,513,229
2.75% 11/15/47	61,680,000	58,374,338
2.875% 5/15/43	60,229,000	58,699,748
2.875% 8/15/45	65,610,500	63,795,960
2.875% 11/15/46	64,938,000	63,093,862
3% 5/15/42	29,914,000	29,860,248
3% 11/15/44	66,255,000	65,972,899
3% 5/15/45	67,836,000	67,557,767
3% 11/15/45	62,512,000	62,245,836
3% 2/15/47	58,335,000	58,086,621
3% 5/15/47	61,629,000	61,328,077
3% 2/15/48	62,274,000	61,960,198
3% 8/15/48	28,057,000	27,915,619
3.125% 11/15/41	17,196,000	17,537,905
3.125% 2/15/42	23,159,000	23,614,943
3.125% 2/15/43	47,555,000	48,416,934
3.125% 8/15/44	62,775,300	63,932,720
3.125% 5/15/48	71,969,000	73,411,191
3.375% 5/15/44	63,566,300	67,559,058
3.5% 2/15/39	23,584,000	25,542,578
3.625% 8/15/43	50,378,000	55,693,272
3.625% 2/15/44	64,423,000	71,298,142
3.75% 8/15/41	28,992,000	32,572,965
3.75% 11/15/43	67,777,000	76,468,868
3.875% 8/15/40	18,510,000	21,141,891
4.25% 5/15/39	13,268,000	15,899,314
4.25% 11/15/40	23,559,000	28,348,103
4.375% 2/15/38	12,671,000	15,357,153
4.375% 11/15/39	24,233,000	29,557,634
4.375% 5/15/40	33,080,000	40,401,534
4.375% 5/15/41	24,645,000	30,215,155
4.5% 2/15/36	19,337,000	23,532,978
4.5% 5/15/38	10,638,000	13,105,933
4.5% 8/15/39	14,635,000	18,117,101
4.625% 2/15/40	34,274,000	43,191,934
4.75% 2/15/37	5,857,000	7,382,108
4.75% 2/15/41	31,000,000	39,872,539
5% 5/15/37	13,971,000	18,136,650
5.25% 11/15/28	11,226,000	13,568,551
5.25% 2/15/29	9,140,000	11,088,677
5.375% 2/15/31	22,101,000	27,804,094
6.125% 8/15/29	10,311,900	13,438,097
6.25% 5/15/30	9,552,000	12,723,936
		2,009,327,776
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,989,932,244)		2,009,327,776
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $14,955,216)	14,952,225	14,955,216
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,004,887,460)		2,024,282,992
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,972,007)
NET ASSETS - 100%		$2,016,310,985

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,581
Total	$30,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,009,327,776	$--	$2,009,327,776	$--
Money Market Funds	14,955,216	14,955,216	--	--
Total Investments in Securities:	$2,024,282,992	$14,955,216	$2,009,327,776	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,989,932,244)	$2,009,327,776
Fidelity Central Funds (cost $14,955,216)	14,955,216
Total Investment in Securities (cost $2,004,887,460)		$2,024,282,992
Receivable for investments sold		15,672,833
Receivable for fund shares sold		25,311,746
Interest receivable		10,698,382
Distributions receivable from Fidelity Central Funds		14,477
Total assets		2,075,980,430
Liabilities
Payable for investments purchased	$49,994,190
Payable for fund shares redeemed	9,205,147
Distributions payable	420,008
Accrued management fee	50,100
Total liabilities		59,669,445
Net Assets		$2,016,310,985
Net Assets consist of:
Paid in capital		$2,087,048,085
Undistributed net investment income		1,377,048
Accumulated undistributed net realized gain (loss) on investments		(91,509,680)
Net unrealized appreciation (depreciation) on investments		19,395,532
Net Assets		$2,016,310,985
Investor Class:
Net Asset Value, offering price and redemption price per share ($39,412,417 ÷ 3,123,588 shares)		$12.62
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,122,446,908 ÷ 88,934,422 shares)		$12.62
Institutional Class:
Net Asset Value, offering price and redemption price per share ($564,148,647 ÷ 44,700,526 shares)		$12.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($290,303,013 ÷ 22,999,786 shares)		$12.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$28,017,542
Income from Fidelity Central Funds		30,581
Total income		28,048,123
Expenses
Management fee	$273,618
Transfer agent fees	173,572
Independent trustees' fees and expenses	3,693
Commitment fees	2,284
Total expenses before reductions	453,167
Expense reductions	(5)
Total expenses after reductions		453,162
Net investment income (loss)		27,594,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,561,975)
Fidelity Central Funds	1
Total net realized gain (loss)		(7,561,974)
Change in net unrealized appreciation (depreciation) on investment securities		39,235,122
Net gain (loss)		31,673,148
Net increase (decrease) in net assets resulting from operations		$59,268,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,594,961	$35,377,750
Net realized gain (loss)	(7,561,974)	(3,244,564)
Change in net unrealized appreciation (depreciation)	39,235,122	(49,340,413)
Net increase (decrease) in net assets resulting from operations	59,268,109	(17,207,227)
Distributions to shareholders from net investment income	(27,173,007)	(34,963,027)
Share transactions - net increase (decrease)	281,482,246	685,056,903
Total increase (decrease) in net assets	313,577,348	632,886,649
Net Assets
Beginning of period	1,702,733,637	1,069,846,988
End of period	$2,016,310,985	$1,702,733,637
Other Information
Undistributed net investment income end of period	$1,377,048	$955,094

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Long-Term Treasury Bond Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.80	$13.77	$13.62	$11.66	$12.69
Income from Investment Operations
Net investment income (loss)B	.184	.359	.351	.344	.385	.399
Net realized and unrealized gain (loss)	.197	(.384)	(.976)	.149	1.953	(1.044)
Total from investment operations	.381	(.025)	(.625)	.493	2.338	(.645)
Distributions from net investment income	(.181)	(.355)	(.345)	(.343)	(.378)	(.385)
Total distributions	(.181)	(.355)	(.345)	(.343)	(.378)	(.385)
Net asset value, end of period	$12.62	$12.42	$12.80	$13.77	$13.62	$11.66
Total ReturnC,D	3.08%	(.28)%	(4.66)%	3.78%	20.37%	(5.06)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.17%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.14%G	.17%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.14%G	.17%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.91%G	2.77%	2.54%	2.63%	2.91%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$39,412	$45,588	$41,695	$459,362	$321,709	$13,954
Portfolio turnover rateH	27%G	24%	40%	71%	35%	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Long-Term Treasury Bond Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.80	$13.77	$13.62	$11.66	$12.69
Income from Investment Operations
Net investment income (loss)B	.189	.373	.362	.356	.383	.402
Net realized and unrealized gain (loss)	.197	(.385)	(.974)	.150	1.968	(1.035)
Total from investment operations	.386	(.012)	(.612)	.506	2.351	(.633)
Distributions from net investment income	(.186)	(.368)	(.358)	(.356)	(.391)	(.397)
Total distributions	(.186)	(.368)	(.358)	(.356)	(.391)	(.397)
Net asset value, end of period	$12.62	$12.42	$12.80	$13.77	$13.62	$11.66
Total ReturnC,D	3.12%	(.18)%	(4.57)%	3.89%	20.48%	(4.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.07%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.05%G	.07%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.05%G	.07%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.99%G	2.87%	2.65%	2.73%	3.01%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,122,447	$996,655	$1,028,152	$871,326	$1,064,090	$300,319
Portfolio turnover rateH	27%G	24%	40%	71%	35%	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Long-Term Treasury Bond Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)B	.189	.152
Net realized and unrealized gain (loss)	.199	(.643)
Total from investment operations	.388	(.491)
Distributions from net investment income	(.188)	(.149)
Total distributions	(.188)	(.149)
Net asset value, end of period	$12.62	$12.42
Total ReturnC,D	3.13%	(3.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%G
Expenses net of fee waivers, if any	.04%G	.04%G
Expenses net of all reductions	.04%G	.04%G
Net investment income (loss)	3.01%G	2.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$564,149	$345,821
Portfolio turnover rateH	27%G	24%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Long-Term Treasury Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)B	.191	.136
Net realized and unrealized gain (loss)	.197	(.627)
Total from investment operations	.388	(.491)
Distributions from net investment income	(.188)	(.149)
Total distributions	(.188)	(.149)
Net asset value, end of period	$12.62	$12.42
Total ReturnC,D	3.14%	(3.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	3.02%G	3.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$290,303	$314,669
Portfolio turnover rateH	27%G	24%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$1,582,499,591	$460,434	$(30,030,369)	$(29,569,935)
Fidelity Intermediate Treasury Bond Index Fund	2,070,550,967	2,297,761	(48,076,077)	(45,778,316)
Fidelity Long-Term Treasury Bond Index Fund	2,011,981,548	45,940,145	(33,638,701)	12,301,444

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Short-Term Treasury Bond Index Fund	$(2,032,798)	$(1,258,696)	$(3,291,494)	$(3,291,494)
Fidelity Intermediate Treasury Bond Index Fund	(2,324,266)	(4,441,400)	(6,765,666)	(6,765,666)
Fidelity Long-Term Treasury Bond Index Fund	(76,530,718)	(928,997)	(77,459,715)	(77,459,715)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .03% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class of each Fund, with certain exceptions.

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .16%, .06%, .04% and .03% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class of each Fund, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035%, and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class, and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class for each fund pays no transfer agent fees. Prior to August 1, 2018, the Investor Class, Premium Class, and Institutional Class for each fund paid a portion of the transfer agent fees at an annual rate of .13%, .03%, .01% of class-level average net assets, respectively. The Institutional Premium Class for each Fund did not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	$90,033.11
Premium Class	159,693.02
Institutional Class	4,135.01
	$253,861
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	$26,412.11
Premium Class	176,998.02
Institutional Class	10,199.01
	$213,609
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	$24,287.11
Premium Class	133,710.02
Institutional Class	15,575.01
	$173,572

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Short-Term Treasury Bond Index Fund	$2,135
Fidelity Intermediate Treasury Bond Index Fund	2,657
Fidelity Long-Term Treasury Bond Index Fund	2,284

During the period, the Funds did not borrow on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Fidelity Long-Term Treasury Bond Index Fund	$ 17,308

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Short-Term Treasury Bond Index Fund	$7
Fidelity Intermediate Treasury Bond Index Fund	4
Fidelity Long-Term Treasury Bond Index Fund	5

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018(a)
Fidelity Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$1,240,665	$1,880,261
Premium Class	10,010,258	17,239,316
Institutional Class	786,840	262,063
Institutional Premium Class	4,350	1,747
Total	$12,042,113	$19,383,387
Fidelity Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$478,417	$889,333
Premium Class	15,432,144	28,530,416
Institutional Class	2,752,382	513,240
Institutional Premium Class	4,001,057	679,520
Total	$22,664,000	$30,612,509
Fidelity Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$646,244	$1,164,416
Premium Class	16,059,568	30,084,061
Institutional Class	6,006,328	3,274,411
Institutional Premium Class	4,460,867	440,139
Total	$27,173,007	$34,963,027

 (a) Distributions for Institutional Class and Institutional Premium Class are for the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018(a)	Six months ended August 31, 2018	Year ended February 28, 2018(a)
Fidelity Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,982,630	5,170,231	$20,235,089	$53,604,472
Reinvestment of distributions	106,580	158,693	1,087,967	1,643,965
Shares redeemed	(1,222,432)	(3,563,803)	(12,467,880)	(36,943,123)
Net increase (decrease)	866,778	1,765,121	$8,855,176	$18,305,314
Premium Class
Shares sold	23,028,886	61,708,133	$234,919,233	$640,022,832
Reinvestment of distributions	846,704	1,409,092	8,643,320	14,598,467
Shares redeemed	(27,370,894)	(56,291,631)	(279,331,141)	(582,815,661)
Net increase (decrease)	(3,495,304)	6,825,594	$(35,768,588)	$71,805,638
Institutional Class
Shares sold	6,082,012	9,131,603	$62,172,867	$94,261,659
Reinvestment of distributions	51,151	7,993	522,227	81,879
Shares redeemed	(3,588,800)	(2,381,231)	(36,605,088)	(24,498,785)
Net increase (decrease)	2,544,363	6,758,365	$26,090,006	$69,844,753
Institutional Premium Class
Shares sold	235,773	47,064	$2,407,175	$486,633
Reinvestment of distributions	409	170	4,180	1,747
Shares redeemed	(11,415)	–	(116,200)	–
Net increase (decrease)	224,767	47,234	$2,295,155	$488,380
Fidelity Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	807,678	3,750,437	$8,366,003	$40,035,591
Reinvestment of distributions	40,179	80,657	416,664	863,126
Shares redeemed	(3,194,369)	(3,878,705)	(33,040,299)	(41,503,973)
Net increase (decrease)	(2,346,512)	(47,611)	$(24,257,632)	$(605,256)
Premium Class
Shares sold	13,483,485	57,411,353	$139,798,808	$614,113,376
Reinvestment of distributions	1,397,973	2,445,561	14,499,131	26,168,049
Shares redeemed	(17,585,396)	(59,047,512)	(182,144,337)	(629,886,957)
Net increase (decrease)	(2,703,938)	809,402	$(27,846,398)	$10,394,468
Institutional Class
Shares sold	19,132,329	14,326,442	$198,303,666	$151,533,402
Reinvestment of distributions	222,266	17,000	2,305,251	176,889
Shares redeemed	(4,703,299)	(1,949,964)	(48,703,710)	(20,380,089)
Net increase (decrease)	14,651,296	12,393,478	$151,905,207	$131,330,202
Institutional Premium Class
Shares sold	32,847,470	9,986,242	$340,297,852	$106,642,973
Reinvestment of distributions	279,030	164	2,894,335	1,735
Shares redeemed	(11,069,384)	(535,831)	(114,878,201)	(5,678,698)
Net increase (decrease)	22,057,116	9,450,575	$228,313,986	$100,966,010
Fidelity Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	862,413	3,375,901	$10,782,945	$43,929,517
Reinvestment of distributions	45,598	81,541	574,719	1,058,185
Shares redeemed	(1,455,195)	(3,043,889)	(18,250,332)	(39,565,017)
Net increase (decrease)	(547,184)	413,553	$(6,892,668)	$5,422,685
Premium Class
Shares sold	23,165,592	45,483,996	$288,329,022	$591,712,312
Reinvestment of distributions	1,101,992	1,922,712	13,895,420	24,973,682
Shares redeemed	(15,564,879)	(47,473,757)	(194,540,999)	(615,311,298)
Net increase (decrease)	8,702,705	(67,049)	$107,683,443	$1,374,696
Institutional Class
Shares sold	20,895,508	29,404,196	$261,121,801	$385,228,333
Reinvestment of distributions	457,864	179,771	5,772,416	2,307,898
Shares redeemed	(4,492,911)	(1,743,902)	(56,290,864)	(22,131,619)
Net increase (decrease)	16,860,461	27,840,065	$210,603,353	$365,404,612
Institutional Premium Class
Shares sold	3,606,919	25,311,325	$45,053,710	$312,631,304
Reinvestment of distributions	353,678	35,430	4,460,865	440,139
Shares redeemed	(6,290,272)	(17,294)	(79,426,457)	(216,533)
Net increase (decrease)	(2,329,675)	25,329,461	$(29,911,882)	$312,854,910

 (a) Share transactions for Institutional Class and Institutional Premium Class are for the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Intermediate Treasury Bond Index Fund.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of Fidelity Long-Term Treasury Bond Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	.14%
Actual		$1,000.00	$1,006.50	$.71**
Hypothetical-C		$1,000.00	$1,024.50	$.71**
Premium Class	.06%
Actual		$1,000.00	$1,006.90	$.30**
Hypothetical-C		$1,000.00	$1,024.90	$.31**
Institutional Class	.04%
Actual		$1,000.00	$1,007.90	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,008.00	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	.15%
Actual		$1,000.00	$1,012.50	$.76**
Hypothetical-C		$1,000.00	$1,024.45	$.77**
Premium Class	.06%
Actual		$1,000.00	$1,012.90	$.30**
Hypothetical-C		$1,000.00	$1,024.90	$.31**
Institutional Class	.04%
Actual		$1,000.00	$1,014.00	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,014.00	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	.14%
Actual		$1,000.00	$1,030.80	$.72**
Hypothetical-C		$1,000.00	$1,024.50	$.71**
Premium Class	.05%
Actual		$1,000.00	$1,031.20	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,031.30	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,031.40	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect for the entire current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Short-Term Treasury Bond Index Fund
Investor Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Premium Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Fidelity Intermediate Treasury Bond Index Fund
Investor Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Premium Class	.03%
Actual		$.15
Hypothetical-(b)		$.15
Fidelity Long-Term Treasury Bond Index Fund
Investor Class	.03%
Actual		$.15
Hypothetical-(b)		$.15

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

LBX-I-SANN-1018
1.9885079.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018